Eaton Vance

Short Duration Diversified Income Fund

July 31, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Loans — 30.8%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Aerospace and Defense — 0.7%
AI Convoy (Luxembourg) S.a.r.l.
Term Loan, 4.65%, (6 mo. USD LIBOR + 3.50%), Maturing January 17, 2027	100	$97,132
Dynasty Acquisition Co., Inc.
Term Loan, 3.81%, (3 mo. USD LIBOR + 3.50%), Maturing April 6, 2026	43	35,058
Term Loan, 3.81%, (3 mo. USD LIBOR + 3.50%), Maturing April 6, 2026	81	65,207
TransDigm, Inc.
Term Loan, 2.41%, (1 mo. USD LIBOR + 2.25%), Maturing August 22, 2024	482	452,711
Term Loan, 2.41%, (1 mo. USD LIBOR + 2.25%), Maturing December 9, 2025	950	891,295

		$1,541,403

Air Transport — 0.1%
JetBlue Airways Corporation
Term Loan, 6.25%, (3 mo. USD LIBOR + 5.25%, Floor 1.00%), Maturing June 12, 2024	175	$173,119
Mileage Plus Holdings, LLC
Term Loan, 6.25%, (3 mo. USD LIBOR + 5.25%, Floor 1.00%), Maturing June 25, 2027	125	125,061

		$298,180

Automotive — 0.8%
Adient US, LLC
Term Loan, 4.49%, (USD LIBOR + 4.25%), Maturing May 6, 2024(2)	99	$97,907
Autokiniton US Holdings, Inc.
Term Loan, 6.54%, (1 mo. USD LIBOR + 6.38%), Maturing May 22, 2025	123	116,988
Clarios Global, L.P.
Term Loan, 3.67%, (1 mo. USD LIBOR + 3.50%), Maturing April 30, 2026	546	534,545
Dayco Products, LLC
Term Loan, 4.61%, (3 mo. USD LIBOR + 4.25%), Maturing May 19, 2023	170	107,508
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 2.18%, (1 mo. USD LIBOR + 2.00%), Maturing March 7, 2025	383	368,000
IAA, Inc.
Term Loan, 2.44%, (1 mo. USD LIBOR + 2.25%), Maturing June 28, 2026	97	95,299
Tenneco, Inc.
Term Loan, 3.16%, (1 mo. USD LIBOR + 3.00%), Maturing October 1, 2025	517	450,761
Thor Industries, Inc.
Term Loan, 3.94%, (1 mo. USD LIBOR + 3.75%), Maturing February 1, 2026	142	139,854

		$1,910,862

Brokerage/Securities Dealers/Investment Houses — 0.1%
Advisor Group, Inc.
Term Loan, 5.16%, (1 mo. USD LIBOR + 5.00%), Maturing July 31, 2026	174	$164,766
OZ Management L.P.
Term Loan, 4.94%, (1 mo. USD LIBOR + 4.75%), Maturing April 10, 2023	3	3,387

		$168,153

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Building and Development — 1.2%
American Builders & Contractors Supply Co., Inc.
Term Loan, 2.16%, (1 mo. USD LIBOR + 2.00%), Maturing January 15, 2027	347	$338,311
APi Group DE, Inc.
Term Loan, 2.66%, (1 mo. USD LIBOR + 2.50%), Maturing October 1, 2026	224	220,237
Brookfield Property REIT, Inc.
Term Loan, 2.66%, (1 mo. USD LIBOR + 2.50%), Maturing August 27, 2025	147	123,111
Core & Main L.P.
Term Loan, 3.75%, (USD LIBOR + 2.75%, Floor 1.00%), Maturing August 1, 2024(2)	171	166,655
CPG International, Inc.
Term Loan, 4.75%, (12 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing May 5, 2024	221	220,241
Cushman & Wakefield U.S. Borrower, LLC
Term Loan, 2.91%, (1 mo. USD LIBOR + 2.75%), Maturing August 21, 2025	788	756,750
NCI Building Systems, Inc.
Term Loan, 3.93%, (1 mo. USD LIBOR + 3.75%), Maturing April 12, 2025	98	96,731
Quikrete Holdings, Inc.
Term Loan, 2.66%, (1 mo. USD LIBOR + 2.50%), Maturing February 1, 2027	431	417,505
RE/MAX International, Inc.
Term Loan, 3.50%, (3 mo. USD LIBOR + 2.75%, Floor 0.75%), Maturing December 15, 2023	388	379,826

		$2,719,367

Business Equipment and Services — 2.6%
Airbnb, Inc.
Term Loan, 8.50%, (3 mo. USD LIBOR + 7.50%, Floor 1.00%), Maturing April 17, 2025	125	$132,500
AlixPartners, LLP
Term Loan, 2.66%, (1 mo. USD LIBOR + 2.50%), Maturing April 4, 2024	123	121,070
Allied Universal Holdco, LLC
Term Loan, 4.41%, (1 mo. USD LIBOR + 4.25%), Maturing July 10, 2026	473	467,455
AppLovin Corporation
Term Loan, 3.66%, (1 mo. USD LIBOR + 3.50%), Maturing August 15, 2025	320	318,330
Term Loan, 4.16%, (1 mo. USD LIBOR + 4.00%), Maturing August 15, 2025	100	99,127
ASGN Incorporated
Term Loan, 1.91%, (1 mo. USD LIBOR + 1.75%), Maturing April 2, 2025	45	44,095
Bracket Intermediate Holding Corp.
Term Loan, 4.55%, (3 mo. USD LIBOR + 4.25%), Maturing September 5, 2025	123	116,211
Camelot U.S. Acquisition 1 Co.
Term Loan, 3.16%, (1 mo. USD LIBOR + 3.00%), Maturing October 30, 2026	274	268,734
CCC Information Services, Inc.
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing April 29, 2024	293	290,394
Ceridian HCM Holding, Inc.
Term Loan, 2.61%, (1 week USD LIBOR + 2.50%), Maturing April 30, 2025	221	215,352
Deerfield Dakota Holding, LLC
Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing April 9, 2027	325	320,971
EAB Global, Inc.
Term Loan, 4.75%, (USD LIBOR + 3.75%, Floor 1.00%), Maturing November 15, 2024(2)	196	188,413
EIG Investors Corp.
Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing February 9, 2023	460	456,674
Garda World Security Corporation
Term Loan, 4.93%, (1 mo. USD LIBOR + 4.75%), Maturing October 30, 2026	120	119,410

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
IG Investment Holdings, LLC
Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing May 23, 2025		425	$405,596
Illuminate Buyer, LLC
Term Loan, 4.31%, (3 mo. USD LIBOR + 4.00%), Maturing June 16, 2027		125	123,906
IRI Holdings, Inc.
Term Loan, 4.61%, (3 mo. USD LIBOR + 4.25%), Maturing December 1, 2025		222	216,361
Iron Mountain, Inc.
Term Loan, 1.91%, (1 mo. USD LIBOR + 1.75%), Maturing January 2, 2026		122	117,911
KAR Auction Services, Inc.
Term Loan, 2.44%, (1 mo. USD LIBOR + 2.25%), Maturing September 19, 2026		99	96,149
KUEHG Corp.
Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing February 21, 2025		312	272,688
Term Loan - Second Lien, 9.25%, (3 mo. USD LIBOR + 8.25%, Floor 1.00%), Maturing August 18, 2025		50	40,583
Monitronics International, Inc.
Term Loan, 7.75%, (1 mo. USD LIBOR + 6.50%, Floor 1.25%), Maturing March 29, 2024		200	154,867
PGX Holdings, Inc.
Term Loan, 6.25%, (3 mo. USD LIBOR + 5.25%, Floor 1.00%), Maturing September 29, 2023		304	195,942
Pre-Paid Legal Services, Inc.
Term Loan, 3.41%, (1 mo. USD LIBOR + 3.25%), Maturing May 1, 2025		66	64,312
Red Ventures, LLC
Term Loan, 2.66%, (1 mo. USD LIBOR + 2.50%), Maturing November 8, 2024		235	226,736
Spin Holdco, Inc.
Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing November 14, 2022		599	583,190
Techem Verwaltungsgesellschaft 675 mbH
Term Loan, 2.63%, (2 mo. EURIBOR + 2.63%), Maturing July 15, 2025	EUR	111	128,033
Tempo Acquisition, LLC
Term Loan, 2.91%, (1 mo. USD LIBOR + 2.75%), Maturing May 1, 2024		146	142,363
West Corporation
Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing October 10, 2024		171	150,541

			$6,077,914

Cable and Satellite Television — 1.4%
Charter Communications Operating, LLC
Term Loan, 1.92%, (1 mo. USD LIBOR + 1.75%), Maturing February 1, 2027		536	$524,303
CSC Holdings, LLC
Term Loan, 2.42%, (1 mo. USD LIBOR + 2.25%), Maturing July 17, 2025		444	430,903
Term Loan, 2.42%, (1 mo. USD LIBOR + 2.25%), Maturing January 15, 2026		148	143,687
Term Loan, 2.67%, (1 mo. USD LIBOR + 2.50%), Maturing April 15, 2027		197	191,272
Numericable Group S.A.
Term Loan, 2.91%, (1 mo. USD LIBOR + 2.75%), Maturing July 31, 2025		314	302,882
Radiate Holdco, LLC
Term Loan, 3.75%, (1 mo. USD LIBOR + 3.00%, Floor 0.75%), Maturing February 1, 2024		171	167,774
Telenet Financing USD, LLC
Term Loan, 2.17%, (1 mo. USD LIBOR + 2.00%), Maturing April 30, 2028		575	553,848

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
UPC Broadband Holding B.V.
Term Loan, 2.42%, (1 mo. USD LIBOR + 2.25%), Maturing April 30, 2028		125	$121,563
Virgin Media Bristol, LLC
Term Loan, 2.67%, (1 mo. USD LIBOR + 2.50%), Maturing January 31, 2028		650	632,836
Virgin Media SFA Finance Limited
Term Loan, 2.50%, (6 mo. EURIBOR + 2.50%), Maturing January 31, 2029	EUR	175	200,885

			$3,269,953

Chemicals and Plastics — 1.4%
Aruba Investments, Inc.
Term Loan, 5.25%, (6 mo. USD LIBOR + 4.25%, Floor 1.00%), Maturing July 7, 2025		175	$175,219
Emerald Performance Materials, LLC
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing August 1, 2021		240	239,600
Ferro Corporation
Term Loan, 2.56%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		48	47,680
Term Loan, 2.56%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		49	48,716
Gemini HDPE, LLC
Term Loan, 2.76%, (3 mo. USD LIBOR + 2.50%), Maturing August 7, 2024		325	317,302
H.B. Fuller Company
Term Loan, 2.19%, (1 mo. USD LIBOR + 2.00%), Maturing October 20, 2024		244	239,525
Hexion, Inc.
Term Loan, 3.80%, (3 mo. USD LIBOR + 3.50%), Maturing July 1, 2026		124	121,894
INEOS Enterprises Holdings II Limited
Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing August 28, 2026	EUR	25	28,685
INEOS US Finance, LLC
Term Loan, 2.21%, (2 mo. USD LIBOR + 2.00%), Maturing April 1, 2024		512	492,893
Messer Industries GmbH
Term Loan, 2.81%, (3 mo. USD LIBOR + 2.50%), Maturing March 1, 2026		173	170,076
PQ Corporation
Term Loan, 2.51%, (3 mo. USD LIBOR + 2.25%), Maturing February 7, 2027		259	252,720
Term Loan, Maturing February 7, 2027(3)		300	299,375
Pregis TopCo Corporation
Term Loan, 4.16%, (1 mo. USD LIBOR + 4.00%), Maturing July 31, 2026		100	97,759
Starfruit Finco B.V.
Term Loan, 3.18%, (1 mo. USD LIBOR + 3.00%), Maturing October 1, 2025		361	351,562
Tronox Finance, LLC
Term Loan, 2.97%, (USD LIBOR + 2.75%), Maturing September 23, 2024(2)		443	431,305

			$3,314,311

Containers and Glass Products — 0.4%
Berry Global, Inc.
Term Loan, 2.19%, (1 mo. USD LIBOR + 2.00%), Maturing July 1, 2026		149	$144,602
BWAY Holding Company
Term Loan, 3.52%, (3 mo. USD LIBOR + 3.25%), Maturing April 3, 2024		233	218,526
Flex Acquisition Company, Inc.
Term Loan, 3.55%, (3 mo. USD LIBOR + 3.25%), Maturing June 29, 2025		220	210,225
Pelican Products, Inc.
Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing May 1, 2025		98	92,733

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Reynolds Consumer Products, Inc.
Term Loan, 1.91%, (1 mo. USD LIBOR + 1.75%), Maturing February 4, 2027	349	$343,524

		$1,009,610

Cosmetics/Toiletries — 0.1%
Kronos Acquisition Holdings, Inc.
Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing May 15, 2023	296	$292,367

		$292,367

Drugs — 1.7%
Akorn, Inc.
Term Loan, 15.50%, (1 mo. USD LIBOR + 14.50%, Floor 1.00%), 14.75% cash, 0.75% PIK, Maturing April 16, 2021	164	$160,345
Alkermes, Inc.
Term Loan, 2.44%, (1 mo. USD LIBOR + 2.25%), Maturing March 27, 2023	70	68,245
Amneal Pharmaceuticals, LLC
Term Loan, 3.69%, (1 mo. USD LIBOR + 3.50%), Maturing May 4, 2025	514	486,490
Arbor Pharmaceuticals, Inc.
Term Loan, 6.00%, (6 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing July 5, 2023	189	173,194
Bausch Health Companies, Inc.
Term Loan, 3.18%, (1 mo. USD LIBOR + 3.00%), Maturing June 2, 2025	668	658,428
Catalent Pharma Solutions, Inc.
Term Loan, 3.25%, (1 mo. USD LIBOR + 2.25%, Floor 1.00%), Maturing May 18, 2026	123	123,077
Elanco Animal Health, Inc.
Term Loan, Maturing August 1, 2027(3)	300	293,438
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 5.00%, (3 mo. USD LIBOR + 4.25%, Floor 0.75%), Maturing April 29, 2024	752	721,412
Grifols Worldwide Operations USA, Inc.
Term Loan, 2.11%, (1 week USD LIBOR + 2.00%), Maturing November 15, 2027	124	122,142
Horizon Therapeutics USA, Inc.
Term Loan, 2.44%, (1 mo. USD LIBOR + 2.25%), Maturing May 22, 2026	331	325,606
Mallinckrodt International Finance S.A.
Term Loan, 3.50%, (3 mo. USD LIBOR + 2.75%, Floor 0.75%), Maturing September 24, 2024	695	584,407
Term Loan, 3.75%, (3 mo. USD LIBOR + 3.00%, Floor 0.75%), Maturing February 24, 2025	232	195,973

		$3,912,757

Ecological Services and Equipment — 0.2%
EnergySolutions, LLC
Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing May 9, 2025	172	$159,709
GFL Environmental, Inc.
Term Loan, 4.00%, (USD LIBOR + 3.00%, Floor 1.00%), Maturing May 30, 2025(2)	275	274,107

		$433,816

Electronics/Electrical — 4.4%
Applied Systems, Inc.
Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing September 19, 2024	414	$411,474
Term Loan - Second Lien, 8.00%, (3 mo. USD LIBOR + 7.00%, Floor 1.00%), Maturing September 19, 2025	75	75,825
Astra Acquisition Corp.
Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), Maturing March 1, 2027	125	121,570

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Avast Software B.V.
Term Loan, 3.25%, (3 mo. USD LIBOR + 2.25%, Floor 1.00%), Maturing September 29, 2023	62	$60,951
Banff Merger Sub, Inc.
Term Loan, 4.41%, (1 mo. USD LIBOR + 4.25%), Maturing October 2, 2025	369	357,748
Blackhawk Network Holdings, Inc.
Term Loan, 3.16%, (1 mo. USD LIBOR + 3.00%), Maturing June 15, 2025	123	114,660
Castle US Holding Corporation
Term Loan, 4.06%, (3 mo. USD LIBOR + 3.75%), Maturing January 29, 2027	142	133,813
CDW, LLC
Term Loan, 1.92%, (1 mo. USD LIBOR + 1.75%), Maturing October 13, 2026	547	546,753
CentralSquare Technologies, LLC
Term Loan, 3.91%, (1 mo. USD LIBOR + 3.75%), Maturing August 29, 2025	123	109,335
Cohu, Inc.
Term Loan, 3.16%, (1 mo. USD LIBOR + 3.00%), Maturing October 1, 2025	98	94,320
CommScope, Inc.
Term Loan, 3.41%, (1 mo. USD LIBOR + 3.25%), Maturing April 6, 2026	273	267,862
Cornerstone OnDemand, Inc.
Term Loan, 4.43%, (1 mo. USD LIBOR + 4.25%), Maturing April 22, 2027	275	273,453
ECI Macola/Max Holdings, LLC
Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), Maturing September 27, 2024	122	120,699
Electro Rent Corporation
Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing January 31, 2024	267	264,199
Epicor Software Corporation
Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), Maturing July 30, 2027	99	99,461
EXC Holdings III Corp.
Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing December 2, 2024	73	72,120
Finastra USA, Inc.
Term Loan, 4.50%, (6 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing June 13, 2024	393	364,459
Flexera Software, LLC
Term Loan, 4.25%, (USD LIBOR + 3.25%, Floor 1.00%), Maturing February 26, 2025(2)	24	24,315
Go Daddy Operating Company, LLC
Term Loan, 1.91%, (1 mo. USD LIBOR + 1.75%), Maturing February 15, 2024	601	586,888
Hyland Software, Inc.
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), Maturing July 1, 2024	171	168,245
Infoblox, Inc.
Term Loan, 4.66%, (1 mo. USD LIBOR + 4.50%), Maturing November 7, 2023	142	142,460
Informatica, LLC
Term Loan, 3.41%, (1 mo. USD LIBOR + 3.25%), Maturing February 25, 2027	923	903,368
MA FinanceCo., LLC
Term Loan, 2.66%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024	25	23,382
Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), Maturing June 5, 2025	275	272,250
MTS Systems Corporation
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), Maturing July 5, 2023	93	91,136
NCR Corporation
Term Loan, 2.67%, (1 mo. USD LIBOR + 2.50%), Maturing August 28, 2026	149	144,781
Redstone Buyer, LLC
Term Loan, Maturing June 29, 2027(3)	175	172,813
Refinitiv US Holdings, Inc.
Term Loan, 3.41%, (1 mo. USD LIBOR + 3.25%), Maturing October 1, 2025	172	171,251

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Renaissance Holding Corp.
Term Loan, 3.41%, (1 mo. USD LIBOR + 3.25%), Maturing May 30, 2025	172	$167,070
Seattle Spinco, Inc.
Term Loan, 2.66%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024	167	157,902
SkillSoft Corporation
DIP Loan, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), Maturing September 14, 2020	38	37,601
Term Loan, 0.00%, Maturing April 28, 2021(4)	667	435,281
SolarWinds Holdings, Inc.
Term Loan, 2.91%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2024	171	168,407
Solera, LLC
Term Loan, 2.91%, (1 mo. USD LIBOR + 2.75%), Maturing March 3, 2023	122	120,060
SS&C Technologies Holdings Europe S.a.r.l.
Term Loan, 1.91%, (1 mo. USD LIBOR + 1.75%), Maturing April 16, 2025	161	156,428
SS&C Technologies, Inc.
Term Loan, 1.91%, (1 mo. USD LIBOR + 1.75%), Maturing April 16, 2025	229	222,651
SurveyMonkey, Inc.
Term Loan, 3.87%, (1 week USD LIBOR + 3.75%), Maturing October 10, 2025	216	210,876
Syncsort Incorporated
Term Loan, 6.61%, (3 mo. USD LIBOR + 6.25%), Maturing August 16, 2024	219	212,731
Tech Data Corporation
Term Loan, 3.67%, (1 mo. USD LIBOR + 3.50%), Maturing June 30, 2025	175	173,833
Tibco Software, Inc.
Term Loan, 3.92%, (1 mo. USD LIBOR + 3.75%), Maturing June 30, 2026	196	189,872
Uber Technologies, Inc.
Term Loan, 3.66%, (1 mo. USD LIBOR + 3.50%), Maturing July 13, 2023	313	306,322
Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing April 4, 2025	221	217,626
Ultimate Software Group, Inc. (The)
Term Loan, 3.91%, (1 mo. USD LIBOR + 3.75%), Maturing May 4, 2026	248	246,373
Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), Maturing May 4, 2026	625	626,318
Ultra Clean Holdings, Inc.
Term Loan, 4.66%, (1 mo. USD LIBOR + 4.50%), Maturing August 27, 2025	103	102,276
Verifone Systems, Inc.
Term Loan, 4.38%, (3 mo. USD LIBOR + 4.00%), Maturing August 20, 2025	172	152,276
VS Buyer, LLC
Term Loan, 3.42%, (1 mo. USD LIBOR + 3.25%), Maturing February 28, 2027	175	172,162
Vungle, Inc.
Term Loan, 5.66%, (1 mo. USD LIBOR + 5.50%), Maturing September 30, 2026	99	99,250

		$10,364,906

Equipment Leasing — 0.1%
Delos Finance S.a.r.l.
Term Loan, 2.06%, (3 mo. USD LIBOR + 1.75%), Maturing October 6, 2023	298	$288,092
IBC Capital Limited
Term Loan, 4.06%, (3 mo. USD LIBOR + 3.75%), Maturing September 11, 2023	23	22,033

		$310,125

Financial Intermediaries — 1.2%
Aretec Group, Inc.
Term Loan, 4.41%, (1 mo. USD LIBOR + 4.25%), Maturing October 1, 2025	197	$182,282
Citco Funding, LLC
Term Loan, 3.57%, (6 mo. USD LIBOR + 2.50%), Maturing September 28, 2023	642	624,944
Claros Mortgage Trust, Inc.
Term Loan, 3.44%, (1 mo. USD LIBOR + 3.25%), Maturing August 9, 2026	124	115,998

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Ditech Holding Corporation
Term Loan, 0.00%, Maturing June 30, 2022(4)	474	$111,473
EIG Management Company, LLC
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), Maturing February 22, 2025	49	48,753
FinCo. I, LLC
Term Loan, 2.16%, (1 mo. USD LIBOR + 2.00%), Maturing December 27, 2022	147	144,767
Focus Financial Partners, LLC
Term Loan, 2.16%, (1 mo. USD LIBOR + 2.00%), Maturing July 3, 2024	418	408,058
Franklin Square Holdings L.P.
Term Loan, 2.44%, (1 mo. USD LIBOR + 2.25%), Maturing August 1, 2025	74	72,582
Greenhill & Co., Inc.
Term Loan, 3.43%, (1 mo. USD LIBOR + 3.25%), Maturing April 12, 2024	140	134,400
GreenSky Holdings, LLC
Term Loan, 3.44%, (1 mo. USD LIBOR + 3.25%), Maturing March 31, 2025	196	192,079
Guggenheim Partners, LLC
Term Loan, 3.50%, (1 mo. USD LIBOR + 2.75%, Floor 0.75%), Maturing July 21, 2023	185	185,119
Harbourvest Partners, LLC
Term Loan, 2.53%, (3 mo. USD LIBOR + 2.25%), Maturing March 3, 2025	60	58,478
LPL Holdings, Inc.
Term Loan, 1.92%, (1 mo. USD LIBOR + 1.75%), Maturing November 12, 2026	199	195,766
StepStone Group L.P.
Term Loan, 5.00%, (6 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing March 27, 2025	98	96,284
Victory Capital Holdings, Inc.
Term Loan, 2.80%, (3 mo. USD LIBOR + 2.50%), Maturing July 1, 2026	165	162,849

		$2,733,832

Food Products — 0.9%
Alphabet Holding Company, Inc.
Term Loan, 3.66%, (1 mo. USD LIBOR + 3.50%), Maturing September 26, 2024	365	$350,708
CHG PPC Parent, LLC
Term Loan, 2.91%, (1 mo. USD LIBOR + 2.75%), Maturing March 31, 2025	74	71,479
Froneri International, Ltd.
Term Loan, 2.41%, (1 mo. USD LIBOR + 2.25%), Maturing January 31, 2027	300	288,825
Hearthside Food Solutions, LLC
Term Loan, 3.85%, (1 mo. USD LIBOR + 3.69%), Maturing May 23, 2025	98	94,907
Term Loan, 4.16%, (1 mo. USD LIBOR + 4.00%), Maturing May 23, 2025	49	48,280
HLF Financing S.a.r.l.
Term Loan, 2.91%, (1 mo. USD LIBOR + 2.75%), Maturing August 18, 2025	147	145,662
Jacobs Douwe Egberts International B.V.
Term Loan, 2.19%, (1 mo. USD LIBOR + 2.00%), Maturing November 1, 2025	233	230,329
JBS USA Lux S.A.
Term Loan, 3.07%, (6 mo. USD LIBOR + 2.00%), Maturing May 1, 2026	691	671,088
Nomad Foods Europe Midco Limited
Term Loan, 2.42%, (1 mo. USD LIBOR + 2.25%), Maturing May 15, 2024	195	189,677

		$2,090,955

Food Service — 0.7%
1011778 B.C. Unlimited Liability Company
Term Loan, 1.91%, (1 mo. USD LIBOR + 1.75%), Maturing November 19, 2026	871	$837,674

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Aramark Services, Inc.
Term Loan, 1.91%, (1 mo. USD LIBOR + 1.75%), Maturing March 11, 2025	140	$133,735
IRB Holding Corp.
Term Loan, 3.75%, (6 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing February 5, 2025	270	253,569
KFC Holding Co.
Term Loan, 1.94%, (1 mo. USD LIBOR + 1.75%), Maturing April 3, 2025	169	164,266
Restaurant Technologies, Inc.
Term Loan, 3.41%, (1 mo. USD LIBOR + 3.25%), Maturing October 1, 2025	25	23,702
US Foods, Inc.
Term Loan, 1.91%, (1 mo. USD LIBOR + 1.75%), Maturing June 27, 2023	122	116,229
Term Loan, 3.07%, (6 mo. USD LIBOR + 2.00%), Maturing September 13, 2026	248	235,788

		$1,764,963

Health Care — 2.8%
Accelerated Health Systems, LLC
Term Loan, 3.67%, (1 mo. USD LIBOR + 3.50%), Maturing October 31, 2025	74	$71,659
ADMI Corp.
Term Loan, 2.91%, (1 mo. USD LIBOR + 2.75%), Maturing April 30, 2025	245	230,302
Alliance Healthcare Services, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing October 24, 2023	116	83,828
athenahealth, Inc.
Term Loan, 4.82%, (3 mo. USD LIBOR + 4.50%), Maturing February 11, 2026	222	219,549
Avantor, Inc.
Term Loan, 3.25%, (1 mo. USD LIBOR + 2.25%, Floor 1.00%), Maturing November 21, 2024	69	68,656
BW NHHC Holdco, Inc.
Term Loan, 5.39%, (3 mo. USD LIBOR + 5.00%), Maturing May 15, 2025	147	121,229
Change Healthcare Holdings, LLC
Term Loan, 3.50%, (3 mo. USD LIBOR + 2.50%, Floor 1.00%), Maturing March 1, 2024	877	859,295
Ensemble RCM, LLC
Term Loan, 4.01%, (3 mo. USD LIBOR + 3.75%), Maturing August 3, 2026	74	74,282
Envision Healthcare Corporation
Term Loan, 3.91%, (1 mo. USD LIBOR + 3.75%), Maturing October 10, 2025	667	447,124
Gentiva Health Services, Inc.
Term Loan, 3.44%, (1 mo. USD LIBOR + 3.25%), Maturing July 2, 2025	338	334,428
Greatbatch Ltd.
Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), Maturing October 27, 2022	95	94,642
Hanger, Inc.
Term Loan, 3.66%, (1 mo. USD LIBOR + 3.50%), Maturing March 6, 2025	147	144,059
Inovalon Holdings, Inc.
Term Loan, 3.19%, (1 mo. USD LIBOR + 3.00%), Maturing April 2, 2025	163	160,268
IQVIA, Inc.
Term Loan, 1.91%, (1 mo. USD LIBOR + 1.75%), Maturing March 7, 2024	258	254,097
Term Loan, 1.91%, (1 mo. USD LIBOR + 1.75%), Maturing January 17, 2025	219	215,335
MPH Acquisition Holdings, LLC
Term Loan, 3.75%, (3 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing June 7, 2023	351	346,703
Navicure, Inc.
Term Loan, 4.16%, (1 mo. USD LIBOR + 4.00%), Maturing October 22, 2026	150	146,851

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
One Call Corporation
Term Loan, 6.25%, (3 mo. USD LIBOR + 5.25%, Floor 1.00%), Maturing November 25, 2022	197	$177,004
Ortho-Clinical Diagnostics S.A.
Term Loan, 3.42%, (1 mo. USD LIBOR + 3.25%), Maturing June 30, 2025	503	488,908
Parexel International Corporation
Term Loan, 2.91%, (1 mo. USD LIBOR + 2.75%), Maturing September 27, 2024	352	339,159
Phoenix Guarantor, Inc.
Term Loan, 3.42%, (1 mo. USD LIBOR + 3.25%), Maturing March 5, 2026	272	267,039
Select Medical Corporation
Term Loan, 2.68%, (1 mo. USD LIBOR + 2.50%), Maturing March 6, 2025	374	364,012
Surgery Center Holdings, Inc.
Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing September 3, 2024	146	137,973
Tecomet, Inc.
Term Loan, 4.68%, (6 mo. USD LIBOR + 3.50%), Maturing May 1, 2024	171	164,152
U.S. Anesthesia Partners, Inc.
Term Loan, 4.00%, (6 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing June 23, 2024	219	203,547
Verscend Holding Corp.
Term Loan, 4.66%, (1 mo. USD LIBOR + 4.50%), Maturing August 27, 2025	221	220,646
Wink Holdco, Inc.
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing December 2, 2024	317	310,141

		$6,544,888

Home Furnishings — 0.2%
Serta Simmons Bedding, LLC
Term Loan, 8.50%, (3 mo. USD LIBOR + 7.50%, Floor 1.00%), Maturing August 10, 2023	173	$170,982
Term Loan - Second Lien, 8.50%, (3 mo. USD LIBOR + 7.50%, Floor 1.00%), Maturing August 10, 2023	573	429,570

		$600,552

Industrial Equipment — 1.4%
Altra Industrial Motion Corp.
Term Loan, 2.16%, (1 mo. USD LIBOR + 2.00%), Maturing October 1, 2025	86	$83,461
Apex Tool Group, LLC
Term Loan, 6.50%, (1 mo. USD LIBOR + 5.25%, Floor 1.25%), Maturing August 1, 2024	352	323,284
CPM Holdings, Inc.
Term Loan, 3.95%, (2 mo. USD LIBOR + 3.75%), Maturing November 17, 2025	49	45,125
DexKo Global, Inc.
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing July 24, 2024	121	116,583
EWT Holdings III Corp.
Term Loan, 2.91%, (1 mo. USD LIBOR + 2.75%), Maturing December 20, 2024	665	654,772
Filtration Group Corporation
Term Loan, 3.16%, (1 mo. USD LIBOR + 3.00%), Maturing March 29, 2025	235	230,557
Gardner Denver, Inc.
Term Loan, 1.91%, (1 mo. USD LIBOR + 1.75%), Maturing March 1, 2027	169	162,577
Gates Global, LLC
Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing April 1, 2024	362	354,392
Ingersoll-Rand Services Company
Term Loan, 1.91%, (1 mo. USD LIBOR + 1.75%), Maturing March 1, 2027	200	192,039

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
LTI Holdings, Inc.
Term Loan, 4.92%, (1 mo. USD LIBOR + 4.75%), Maturing July 24, 2026		25	$22,083
Quimper AB
Term Loan, 4.25%, (6 mo. EURIBOR + 4.25%), Maturing February 13, 2026	EUR	275	314,421
Robertshaw US Holding Corp.
Term Loan, 4.25%, (USD LIBOR + 3.25%, Floor 1.00%), Maturing February 28, 2025(2)		147	124,631
Titan Acquisition Limited
Term Loan, 3.36%, (6 mo. USD LIBOR + 3.00%), Maturing March 28, 2025		414	382,524
Vertical Midco GmbH
Term Loan, Maturing July 14, 2027(3)		200	197,578

			$3,204,027

Insurance — 1.6%
Alliant Holdings Intermediate, LLC
Term Loan, 2.91%, (1 mo. USD LIBOR + 2.75%), Maturing May 9, 2025		241	$233,722
Term Loan, 3.43%, (1 mo. USD LIBOR + 3.25%), Maturing May 9, 2025		74	72,835
AmWINS Group, Inc.,
Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing January 25, 2024		346	342,156
AssuredPartners, Inc.
Term Loan, 3.66%, (1 mo. USD LIBOR + 3.50%), Maturing February 12, 2027		25	24,212
Asurion, LLC
Term Loan, 3.16%, (1 mo. USD LIBOR + 3.00%), Maturing August 4, 2022		746	736,300
Term Loan, 3.16%, (1 mo. USD LIBOR + 3.00%), Maturing November 3, 2023		409	403,517
Term Loan - Second Lien, 6.66%, (1 mo. USD LIBOR + 6.50%), Maturing August 4, 2025		94	94,849
Hub International Limited
Term Loan, 3.26%, (3 mo. USD LIBOR + 3.00%), Maturing April 25, 2025		711	691,672
NFP Corp.
Term Loan, 3.41%, (1 mo. USD LIBOR + 3.25%), Maturing February 15, 2027		49	47,158
Ryan Specialty Group, LLC
Term Loan, Maturing June 29, 2027(3)		275	274,054
Sedgwick Claims Management Services, Inc.
Term Loan, 3.41%, (1 mo. USD LIBOR + 3.25%), Maturing December 31, 2025		172	165,018
USI, Inc.
Term Loan, 3.31%, (3 mo. USD LIBOR + 3.00%), Maturing May 16, 2024		389	376,844
Term Loan, 4.31%, (3 mo. USD LIBOR + 4.00%), Maturing December 2, 2026		199	196,347

			$3,658,684

Leisure Goods/Activities/Movies — 1.7%
AMC Entertainment Holdings, Inc.
Term Loan, 4.08%, (6 mo. USD LIBOR + 3.00%), Maturing April 22, 2026		272	$180,203
Amer Sports Oyj
Term Loan, 4.50%, (6 mo. EURIBOR + 4.50%), Maturing March 30, 2026	EUR	525	561,220
Ancestry.com Operations, Inc.
Term Loan, 4.42%, (1 mo. USD LIBOR + 4.25%), Maturing August 27, 2026		124	119,920
Bombardier Recreational Products, Inc.
Term Loan, 2.16%, (1 mo. USD LIBOR + 2.00%), Maturing May 24, 2027		796	763,984
Carnival Corporation
Term Loan, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), Maturing June 30, 2025		200	197,000
ClubCorp Holdings, Inc.
Term Loan, 3.06%, (3 mo. USD LIBOR + 2.75%), Maturing September 18, 2024		267	231,400

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Crown Finance US, Inc.
Term Loan, 3.32%, (6 mo. USD LIBOR + 2.25%), Maturing February 28, 2025		244	$157,139
Term Loan, 3.57%, (6 mo. USD LIBOR + 2.50%), Maturing September 30, 2026		223	142,982
Delta 2 (LUX) S.a.r.l.
Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), Maturing February 1, 2024		110	106,836
Emerald Expositions Holding, Inc.
Term Loan, 2.91%, (1 mo. USD LIBOR + 2.75%), Maturing May 22, 2024		164	148,699
Lindblad Expeditions, Inc.
Term Loan, 3.41%, (1 mo. USD LIBOR + 3.25%), Maturing March 27, 2025		76	66,121
Term Loan, 3.41%, (1 mo. USD LIBOR + 3.25%), Maturing March 27, 2025		306	264,482
Match Group, Inc.
Term Loan, 2.18%, (3 mo. USD LIBOR + 1.75%), Maturing February 13, 2027		100	97,750
NASCAR Holdings, Inc.
Term Loan, 2.92%, (1 mo. USD LIBOR + 2.75%), Maturing October 19, 2026		118	115,417
Playtika Holding Corp.
Term Loan, 7.07%, (6 mo. USD LIBOR + 6.00%), Maturing December 10, 2024		488	492,794
SRAM, LLC
Term Loan, 3.75%, (USD LIBOR + 2.75%, Floor 1.00%), Maturing March 15, 2024(2)		166	163,423
Steinway Musical Instruments, Inc.
Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing February 14, 2025		70	65,916
Travel Leaders Group, LLC
Term Loan, 4.17%, (1 mo. USD LIBOR + 4.00%), Maturing January 25, 2024		123	91,569
Vue International Bidco PLC
Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing July 3, 2026	EUR	106	97,502

			$4,064,357

Lodging and Casinos — 0.8%
Aristocrat Technologies, Inc.
Term Loan, 2.02%, (3 mo. USD LIBOR + 1.75%), Maturing October 19, 2024		82	$79,603
CityCenter Holdings, LLC
Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), Maturing April 18, 2024		413	383,560
Golden Nugget, Inc.
Term Loan, 3.25%, (1 mo. USD LIBOR + 2.50%, Floor 0.75%), Maturing October 4, 2023		233	196,370
GVC Holdings PLC
Term Loan, 3.31%, (6 mo. USD LIBOR + 2.25%), Maturing March 29, 2024		147	142,959
Hanjin International Corp.
Term Loan, 2.66%, (1 mo. USD LIBOR + 2.50%), Maturing October 18, 2020		75	69,000
Playa Resorts Holding B.V.
Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing April 29, 2024		364	313,817
Stars Group Holdings B.V. (The)
Term Loan, 3.81%, (3 mo. USD LIBOR + 3.50%), Maturing July 10, 2025		296	296,015
VICI Properties 1, LLC
Term Loan, 1.93%, (1 mo. USD LIBOR + 1.75%), Maturing December 20, 2024		239	230,042
Wyndham Hotels & Resorts, Inc.
Term Loan, 1.91%, (1 mo. USD LIBOR + 1.75%), Maturing May 30, 2025		197	188,289

			$1,899,655

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Nonferrous Metals/Minerals — 0.1%
Murray Energy Corporation
DIP Loan, 13.00%, (1 mo. USD LIBOR + 11.00%, Floor 2.00%), Maturing August 31, 2020	97	$56,315
Term Loan, 0.00%, Maturing October 17, 2022(4)	349	5,232
Noranda Aluminum Acquisition Corporation
Term Loan, 0.00%, Maturing February 28, 2021(4)	75	5,271
Oxbow Carbon, LLC
Term Loan, 3.91%, (1 mo. USD LIBOR + 3.75%), Maturing January 4, 2023	88	84,875

		$151,693

Oil and Gas — 0.8%
Ameriforge Group, Inc.
Term Loan, 14.00%, (3 mo. USD LIBOR + 13.00%, Floor 1.00%), 9.00% cash, 5.00% PIK, Maturing June 8, 2022	76	$66,915
Apergy Corporation
Term Loan, 2.69%, (1 mo. USD LIBOR + 2.50%), Maturing May 9, 2025	32	30,970
Blackstone CQP Holdco L.P.
Term Loan, 3.81%, (3 mo. USD LIBOR + 3.50%), Maturing September 30, 2024	149	144,973
Buckeye Partners L.P.
Term Loan, 2.92%, (1 mo. USD LIBOR + 2.75%), Maturing November 1, 2026	399	391,187
CITGO Petroleum Corporation
Term Loan, 6.00%, (2 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing March 28, 2024	338	328,299
Delek US Holdings, Inc.
Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), Maturing March 31, 2025	100	97,069
Fieldwood Energy, LLC
Term Loan, 0.00%, Maturing April 11, 2022(4)	196	51,841
Matador Bidco S.a.r.l.
Term Loan, 4.91%, (1 mo. USD LIBOR + 4.75%), Maturing October 15, 2026	150	143,640
McDermott Technology Americas, Inc.
Term Loan, 3.17%, (1 mo. USD LIBOR + 3.00%), Maturing June 30, 2024	3	3,066
Term Loan, 4.17%, (1 mo. USD LIBOR + 4.00%), Maturing June 30, 2025	28	22,962
Prairie ECI Acquiror, L.P.
Term Loan, 4.91%, (1 mo. USD LIBOR + 4.75%), Maturing March 11, 2026	119	107,512
Term Loan, 4.93%, (1 mo. USD LIBOR + 4.75%), Maturing March 11, 2026	75	68,016
PSC Industrial Holdings Corp.
Term Loan, 4.98%, (6 mo. USD LIBOR + 3.75%), Maturing October 11, 2024	122	110,449
RDV Resources Properties, LLC
Term Loan, 7.50%, (1 mo. USD LIBOR + 6.50%, Floor 1.00%), Maturing March 29, 2024(5)	67	40,918
Sunrise Oil & Gas Properties, LLC
Term Loan, 8.00%, (1 mo. USD LIBOR + 7.00%, Floor 1.00%), Maturing January 17, 2023	62	56,396
Term Loan - Second Lien, 8.00%, (1 mo. USD LIBOR + 7.00%, Floor 1.00%), Maturing January 17, 2023	63	50,424
Term Loan - Third Lien, 8.00%, (1 mo. USD LIBOR + 7.00%, Floor 1.00%), Maturing January 17, 2023	73	39,202
UGI Energy Services, LLC
Term Loan, 3.91%, (1 mo. USD LIBOR + 3.75%), Maturing August 13, 2026	149	147,108

		$1,900,947

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Publishing — 0.3%
Ascend Learning, LLC
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing July 12, 2024	170	$167,236
Getty Images, Inc.
Term Loan, 4.69%, (1 mo. USD LIBOR + 4.50%), Maturing February 19, 2026	146	132,643
Harland Clarke Holdings Corp.
Term Loan, 5.75%, (3 mo. USD LIBOR + 4.75%, Floor 1.00%), Maturing November 3, 2023	73	51,916
LSC Communications, Inc.
Term Loan, 0.00%, Maturing September 30, 2022(4)	133	23,297
ProQuest, LLC
Term Loan, 3.66%, (1 mo. USD LIBOR + 3.50%), Maturing October 23, 2026	274	270,034
Tweddle Group, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing September 17, 2023	35	30,021

		$675,147

Radio and Television — 0.6%
Diamond Sports Group, LLC
Term Loan, 3.42%, (1 mo. USD LIBOR + 3.25%), Maturing August 24, 2026	447	$361,208
Entercom Media Corp.
Term Loan, 2.67%, (1 mo. USD LIBOR + 2.50%), Maturing November 18, 2024	111	106,739
Entravision Communications Corporation
Term Loan, 2.91%, (1 mo. USD LIBOR + 2.75%), Maturing November 29, 2024	126	117,376
Gray Television, Inc.
Term Loan, 2.67%, (1 mo. USD LIBOR + 2.50%), Maturing January 2, 2026	85	82,946
Hubbard Radio, LLC
Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), Maturing March 28, 2025	95	89,140
iHeartCommunications, Inc.
Term Loan, 3.16%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2026	75	70,078
Mission Broadcasting, Inc.
Term Loan, 2.42%, (1 mo. USD LIBOR + 2.25%), Maturing January 17, 2024	47	46,158
Nexstar Broadcasting, Inc.
Term Loan, 2.42%, (1 mo. USD LIBOR + 2.25%), Maturing January 17, 2024	185	179,880
Sinclair Television Group, Inc.
Term Loan, 2.68%, (1 mo. USD LIBOR + 2.50%), Maturing September 30, 2026	99	96,645
Terrier Media Buyer, Inc.
Term Loan, 4.41%, (1 mo. USD LIBOR + 4.25%), Maturing December 17, 2026	274	266,955

		$1,417,125

Retailers (Except Food and Drug) — 0.3%
Ascena Retail Group, Inc.
Term Loan, 0.00%, Maturing August 21, 2022(4)	234	$86,125
Bass Pro Group, LLC
Term Loan, 6.07%, (6 mo. USD LIBOR + 5.00%), Maturing September 25, 2024	243	242,612
BJ’s Wholesale Club, Inc.
Term Loan, 2.18%, (1 mo. USD LIBOR + 2.00%), Maturing February 3, 2024	123	121,341
David’s Bridal, Inc.
Term Loan, 11.00%, (3 mo. USD LIBOR + 10.00%, Floor 1.00%), 6.00% cash, 5.00% PIK, Maturing June 23, 2023	51	44,299
Term Loan, 7.00%, (3 mo. USD LIBOR + 6.00%, Floor 1.00%), Maturing June 30, 2023	59	44,408
Hoya Midco, LLC
Term Loan, 4.57%, (6 mo. USD LIBOR + 3.50%), Maturing June 30, 2024	169	141,470

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
LSF9 Atlantis Holdings, LLC
Term Loan, 7.00%, (1 mo. USD LIBOR + 6.00%, Floor 1.00%), Maturing May 1, 2023	161	$132,738
Pier 1 Imports (U.S.), Inc.
Term Loan, 0.00%, Maturing April 30, 2021(4)	95	21,262

		$834,255

Steel — 0.4%
Atkore International, Inc.
Term Loan, 3.75%, (3 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing December 22, 2023	232	$229,812
GrafTech Finance, Inc.
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing February 12, 2025	297	289,996
Neenah Foundry Company
Term Loan, 6.73%, (2 mo. USD LIBOR + 6.50%), Maturing December 13, 2022	102	89,523
Phoenix Services International, LLC
Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing March 1, 2025	122	114,093
Zekelman Industries, Inc.
Term Loan, 2.18%, (1 mo. USD LIBOR + 2.00%), Maturing January 24, 2027	125	121,492

		$844,916

Surface Transport — 0.0%(6)
XPO Logistics, Inc.
Term Loan, 2.16%, (1 mo. USD LIBOR + 2.00%), Maturing February 24, 2025	100	$98,977

		$98,977

Telecommunications — 1.4%
CenturyLink, Inc.
Term Loan, 2.41%, (1 mo. USD LIBOR + 2.25%), Maturing March 15, 2027	1,045	$1,009,780
Digicel International Finance Limited
Term Loan, 4.25%, (6 mo. USD LIBOR + 3.25%), Maturing May 28, 2024	122	104,962
Global Eagle Entertainment, Inc.
DIP Loan, 11.25%, (1 mo. USD LIBOR + 10.00%, Floor 1.25%), Maturing January 22, 2021	35	34,595
Term Loan, 0.00%, Maturing January 6, 2023(4)	213	143,947
Intelsat Jackson Holdings S.A.
DIP Loan, 5.05%, (3 mo. USD LIBOR + 5.50%, Floor 1.00%), Maturing July 13, 2022(7)	74	75,423
Term Loan, 8.75%, (USD Prime + 5.50%), Maturing January 2, 2024	250	252,188
IPC Corp.
Term Loan, 5.50%, (3 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing August 6, 2021(5)	181	125,210
Onvoy, LLC
Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing February 10, 2024	121	115,798
Plantronics, Inc.
Term Loan, 2.69%, (USD LIBOR + 2.50%), Maturing July 2, 2025(2)	180	167,929
Syniverse Holdings, Inc.
Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing March 9, 2023	147	116,934
Telesat Canada
Term Loan, 2.92%, (1 mo. USD LIBOR + 2.75%), Maturing December 7, 2026	199	193,465
Zayo Group Holdings, Inc.
Term Loan, 3.16%, (1 mo. USD LIBOR + 3.00%), Maturing March 9, 2027	374	364,477

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Ziggo Financing Partnership
Term Loan, 2.67%, (1 mo. USD LIBOR + 2.50%), Maturing April 30, 2028	625	$602,051

		$3,306,759

Utilities — 0.4%
Brookfield WEC Holdings, Inc.
Term Loan, 3.75%, (1 mo. USD LIBOR + 3.00%, Floor 0.75%), Maturing August 1, 2025	320	$314,323
Calpine Construction Finance Company, L.P.
Term Loan, 2.16%, (1 mo. USD LIBOR + 2.00%), Maturing January 15, 2025	165	160,455
Calpine Corporation
Term Loan, 2.42%, (1 mo. USD LIBOR + 2.25%), Maturing January 15, 2024	186	182,879
Lightstone Holdco, LLC
Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing January 30, 2024	4	3,782
Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing January 30, 2024	78	67,050
USIC Holdings, Inc.
Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing December 8, 2023	171	165,099

		$893,588

Total Senior Floating-Rate Loans (identified cost $77,176,817)		$72,309,044

Corporate Bonds & Notes — 13.1%

Security	Principal Amount* (000’s omitted)	Value
Aerospace and Defense — 0.8%
Bombardier, Inc.
6.00%, 10/15/22(8)	429	$400,042
6.125%, 1/15/23(8)	113	97,293
TransDigm, Inc.
6.50%, 7/15/24	250	251,260
6.50%, 5/15/25	1,000	982,605
6.25%, 3/15/26(8)	179	189,070

		$1,920,270

Automotive — 0.4%
Clarios Global L.P.
6.25%, 5/15/26(8)	129	$138,287
8.50%, 5/15/27(8)	642	675,801
Navistar International Corp.
6.625%, 11/1/25(8)	208	213,742

		$1,027,830

Building and Development — 0.4%
Five Point Operating Co., L.P./Five Point Capital Corp.
7.875%, 11/15/25(8)	84	$81,428

Security	Principal Amount* (000’s omitted)	Value
Greystar Real Estate Partners, LLC
5.75%, 12/1/25(8)	187	$189,338
Reliance Intermediate Holdings, L.P.
6.50%, 4/1/23(8)	171	174,078
Standard Industries, Inc.
6.00%, 10/15/25(8)	350	365,601

		$810,445

Business Equipment and Services — 0.9%
EIG Investors Corp.
10.875%, 2/1/24	960	$985,099
KAR Auction Services, Inc.
5.125%, 6/1/25(8)	132	132,825
ServiceMaster Co., LLC (The)
7.45%, 8/15/27	1,000	1,079,810

		$2,197,734

Cable and Satellite Television — 1.0%
Altice France S.A.
7.375%, 5/1/26(8)	355	$379,034
CCO Holdings, LLC/CCO Holdings Capital Corp.
5.50%, 5/1/26(8)	1,000	1,059,205
4.75%, 3/1/30(8)	75	79,922
CSC Holdings, LLC
7.50%, 4/1/28(8)	500	575,842
5.75%, 1/15/30(8)	200	221,961
TEGNA, Inc.
5.00%, 9/15/29(8)	74	74,670

		$2,390,634

Conglomerates — 0.3%
Spectrum Brands, Inc.
5.00%, 10/1/29(8)	530	$547,787
TMS International Holding Corp.
7.25%, 8/15/25(8)	239	199,565

		$747,352

Containers and Glass Products — 0.6%
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC
7.00%, 7/15/24(8)	1,332	$1,358,640

		$1,358,640

Distribution & Wholesale — 0.0%(6)
Performance Food Group, Inc.
5.50%, 10/15/27(8)	69	$71,369

		$71,369

Diversified Financial Services — 0.2%
GEMS MENASA Cayman, Ltd./GEMS Education Delaware, LLC
7.125%, 7/31/26(8)	460	$448,500

		$448,500

Drugs — 0.4%
Bausch Health Americas, Inc.
8.50%, 1/31/27(8)	63	$70,183

Security	Principal Amount* (000’s omitted)	Value
Bausch Health Companies, Inc.
5.875%, 5/15/23(8)	24	$24,019
9.00%, 12/15/25(8)	338	373,896
5.75%, 8/15/27(8)	31	33,718
Catalent Pharma Solutions, Inc.
4.875%, 1/15/26(8)	400	412,424

		$914,240

Ecological Services and Equipment — 0.6%
Covanta Holding Corp.
5.875%, 7/1/25	1,000	$1,038,645
GFL Environmental, Inc.
7.00%, 6/1/26(8)	96	102,102
8.50%, 5/1/27(8)	285	319,945
Waste Pro USA, Inc.
5.50%, 2/15/26(8)	25	25,448

		$1,486,140

Electronics/Electrical — 0.0%(6)
Sensata Technologies, Inc.
4.375%, 2/15/30(8)	45	$48,205

		$48,205

Energy — 0.1%
Cheniere Energy Partners, L.P.
4.50%, 10/1/29	71	$75,210
Sunoco, L.P./Sunoco Finance Corp.
4.875%, 1/15/23	75	76,492

		$151,702

Financial Intermediaries — 0.2%
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp.
6.25%, 2/1/22	435	$442,206

		$442,206

Financial Services — 0.4%
Debt and Asset Trading Corp.
1.00%, 10/10/25(9)	1,060	$829,450

		$829,450

Food Products — 0.2%
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc.
5.50%, 1/15/30(8)	353	$389,712

		$389,712

Health Care — 1.0%
Centene Corp.
5.25%, 4/1/25(8)	635	$661,194
5.375%, 8/15/26(8)	113	121,369

Security	Principal Amount* (000’s omitted)	Value
HCA, Inc.
5.875%, 2/1/29	753	$918,061
MPH Acquisition Holdings, LLC
7.125%, 6/1/24(8)	691	710,003

		$2,410,627

Industrial Equipment — 0.0%(6)
Colfax Corp.
6.00%, 2/15/24(8)	36	$37,984
6.375%, 2/15/26(8)	59	63,812

		$101,796

Insurance — 0.4%
Hub International, Ltd.
7.00%, 5/1/26(8)	948	$993,983

		$993,983

Internet Software & Services — 0.2%
Netflix, Inc.
5.875%, 11/15/28	230	$284,461
Riverbed Technology, Inc.
8.875%, 3/1/23(8)	229	141,407

		$425,868

Leisure Goods/Activities/Movies — 0.1%
Viking Cruises, Ltd.
5.875%, 9/15/27(8)	312	$205,725

		$205,725

Lodging and Casinos — 0.6%
Caesars Resort Collection, LLC/CRC Finco, Inc.
5.25%, 10/15/25(8)	657	$593,228
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc.
5.75%, 2/1/27	44	47,699
Stars Group Holdings B.V./Stars Group US Co-Borrower, LLC
7.00%, 7/15/26(8)	500	540,688
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp.
5.25%, 5/15/27(8)	132	117,800

		$1,299,415

Media — 0.2%
Scripps Escrow, Inc.
5.875%, 7/15/27(8)	477	$479,981

		$479,981

Metals/Mining — 0.1%
Cleveland-Cliffs, Inc.
6.75%, 3/15/26(8)	112	$112,700

		$112,700

Security	Principal Amount* (000’s omitted)	Value
Nonferrous Metals/Minerals — 0.2%
First Quantum Minerals, Ltd.
7.25%, 4/1/23(8)	441	$443,635

		$443,635

Oil and Gas — 0.9%
Archrock Partners L.P./Archrock Partners Finance Corp.
6.875%, 4/1/27(8)	250	$256,591
Great Western Petroleum, LLC/Great Western Finance Corp.
9.00%, 9/30/21(8)	1,000	575,000
Petroleos Mexicanos
6.49%, 1/23/27(9)	512	489,472
5.95%, 1/28/31(9)	371	319,544
Tervita Corp.
7.625%, 12/1/21(8)	620	491,546

		$2,132,153

Packaging & Containers — 0.2%
ARD Finance S.A.
6.50%, (6.50% cash or 7.25% PIK), 6/30/27(8)(10)	520	$532,350

		$532,350

Pipelines — 0.1%
Crestwood Midstream Partners, L.P./Crestwood Midstream Finance Corp.
5.625%, 5/1/27(8)	83	$77,867
EnLink Midstream, LLC
5.375%, 6/1/29	50	40,105

		$117,972

Radio and Television — 0.7%
Diamond Sports Group, LLC/Diamond Sports Finance Co.
5.375%, 8/15/26(8)	146	$112,783
iHeartCommunications, Inc.
6.375%, 5/1/26	27	28,581
8.375%, 5/1/27	49	48,831
Nexstar Broadcasting, Inc.
5.625%, 7/15/27(8)	62	66,455
Sirius XM Radio, Inc.
4.625%, 7/15/24(8)	124	130,727
5.50%, 7/1/29(8)	500	557,970
4.125%, 7/1/30(8)	124	131,012
Terrier Media Buyer, Inc.
8.875%, 12/15/27(8)	480	492,900

		$1,569,259

Steel — 0.3%
Allegheny Technologies, Inc.
7.875%, 8/15/23	700	$738,832
Infrabuild Australia Pty, Ltd.
12.00%, 10/1/24(8)	73	68,985

		$807,817

Surface Transport — 0.2%
XPO Logistics, Inc.
6.125%, 9/1/23(8)	346	$353,714

		$353,714

Security	Principal Amount* (000’s omitted)	Value
Technology — 0.4%
Dell International, LLC/EMC Corp.
7.125%, 6/15/24(8)	895	$930,093

		$930,093

Telecommunications — 0.9%
Altice France Holding S.A.
10.50%, 5/15/27(8)	269	$308,846
CenturyLink, Inc.
7.50%, 4/1/24	66	74,828
Connect Finco S.a.r.l./Connect US Finco, LLC
6.75%, 10/1/26(8)	200	205,390
Hughes Satellite Systems Corp.
6.625%, 8/1/26	470	524,548
Sprint Capital Corp.
6.875%, 11/15/28	191	248,195
Sprint Communications, Inc.
6.00%, 11/15/22	25	27,000
Sprint Corp.
7.875%, 9/15/23	605	703,312
ViaSat, Inc.
5.625%, 4/15/27(8)	62	65,845

		$2,157,964

Utilities — 0.1%
AES Corp. (The)
5.50%, 4/15/25	14	$14,463
Calpine Corp.
5.75%, 1/15/25	104	107,276
5.25%, 6/1/26(8)	75	78,218
TerraForm Power Operating, LLC
4.25%, 1/31/23(8)	45	47,286
5.00%, 1/31/28(8)	70	77,337

		$324,580

Total Corporate Bonds & Notes (identified cost $30,722,765)		$30,634,061

Foreign Government Securities — 12.6%

Security	Principal Amount* (000’s omitted)	Value
Argentina — 0.7%
Republic of Argentina
3.75% to 3/31/29, 12/31/38(4)(11)	947	$398,841
6.875%, 1/11/48(4)	1,615	676,281
7.625%, 4/22/46(4)	1,089	467,502

Total Argentina		$1,542,624

Security		Principal Amount* (000’s omitted)	Value
Armenia — 0.5%
Republic of Armenia
3.95%, 9/26/29(9)		484	$480,617
7.15%, 3/26/25(9)		552	630,141

Total Armenia			$1,110,758

Bahrain — 1.0%
CBB International Sukuk Programme Co.
6.25%, 11/14/24(9)		315	342,455
Kingdom of Bahrain
6.75%, 9/20/29(9)		251	278,594
7.00%, 1/26/26(9)		393	442,403
7.00%, 10/12/28(9)		400	449,102
7.375%, 5/14/30(9)		720	828,144

Total Bahrain			$2,340,698

Barbados — 0.5%
Government of Barbados
6.50%, 10/1/29(8)		1,210	$1,154,710

Total Barbados			$1,154,710

Belarus — 0.7%
Republic of Belarus
5.875%, 2/24/26(9)		200	$194,646
6.378%, 2/24/31(9)		344	332,943
6.875%, 2/28/23(9)		1,185	1,202,005

Total Belarus			$1,729,594

Benin — 0.4%
Benin Government International Bond
5.75%, 3/26/26(9)	EUR	904	$1,009,973

Total Benin			$1,009,973

Dominican Republic — 0.6%
Dominican Republic
4.50%, 1/30/30(9)		1,100	$1,070,850
7.45%, 4/30/44(9)		303	342,541

Total Dominican Republic			$1,413,391

Egypt — 1.5%
Arab Republic of Egypt
8.15%, 11/20/59(9)		1,099	$1,026,598
8.50%, 1/31/47(9)		1,500	1,487,100
8.70%, 3/1/49(9)		731	726,265
8.875%, 5/29/50(9)		255	255,915

Total Egypt			$3,495,878

Security		Principal Amount* (000’s omitted)	Value
Fiji — 0.4%
Republic of Fiji
6.625%, 10/2/20(9)		929	$927,839

Total Fiji			$927,839

Gabon — 0.4%
Republic of Gabon
6.625%, 2/6/31(9)		1,060	$1,011,353

Total Gabon			$1,011,353

Guatemala — 0.1%
Republic of Guatemala
6.125%, 6/1/50(9)		200	$244,600

Total Guatemala			$244,600

Honduras — 0.1%
Republic of Honduras
5.625%, 6/24/30(9)		296	$309,320

Total Honduras			$309,320

Iraq — 0.1%
Republic of Iraq
5.80%, 1/15/28(9)		244	$227,181

Total Iraq			$227,181

Jamaica — 0.5%
Jamaica Government International Bond
7.875%, 7/28/45		849	$1,114,312

Total Jamaica			$1,114,312

Jordan — 0.5%
Jordan Government International Bond
7.375%, 10/10/47(9)		1,200	$1,260,052

Total Jordan			$1,260,052

Lebanon — 0.1%
Lebanese Republic
6.25%, 6/12/25(4)(9)		130	$22,178
6.65%, 4/22/24(4)(9)		316	53,325
7.00%, 3/20/28(4)(9)		129	20,655
7.15%, 11/20/31(4)(9)		202	32,061
8.20%, 5/17/33(4)		70	11,276
8.25%, 5/17/34(4)		58	9,317

Total Lebanon			$148,812

Romania — 1.4%
Romanian Government International Bond
2.75%, 2/26/26(9)	EUR	270	$337,957
3.375%, 1/28/50(9)	EUR	938	1,135,117
3.624%, 5/26/30(9)	EUR	265	346,086
4.625%, 4/3/49(9)	EUR	1,075	1,521,820

Total Romania			$3,340,980

Security	Principal Amount* (000’s omitted)	Value
Seychelles — 0.3%
Republic of Seychelles
8.00%, 1/1/26(9)	764	$676,443

Total Seychelles		$676,443

Suriname — 0.2%
Suriname Government International Bond
9.25%, 10/26/26(9)	664	$356,535

Total Suriname		$356,535

Ukraine — 2.1%
Ukraine Government International Bond
0.00%, GDP-Linked, 5/31/40(8)(9)(12)	1,836	$1,621,096
7.75%, 9/1/20(9)	160	160,118
9.75%, 11/1/28(9)	2,864	3,203,671

Total Ukraine		$4,984,885

United Arab Emirates — 0.5%
Abu Dhabi Government International Bond
3.125%, 9/30/49(9)	1,000	$1,122,446

Total United Arab Emirates		$1,122,446

Total Foreign Government Securities (identified cost $28,302,112)		$29,522,384

Sovereign Loans — 1.3%

Borrower	Principal Amount (000’s omitted)	Value
Kenya — 0.8%
Government of Kenya
Term Loan, 6.81%, (6 mo. USD LIBOR + 6.45%), Maturing June 29, 2025(13)	$1,850	$1,807,073

Total Kenya		$1,807,073

Nigeria — 0.1%
Bank of Industry Limited
Term Loan, 6.27%, (3 mo. USD LIBOR + 6.00%), Maturing April 11, 2021(13)(14)	$270	$265,307

Total Nigeria		$265,307

Borrower	Principal Amount (000’s omitted)	Value
Tanzania — 0.4%
Government of the United Republic of Tanzania
Term Loan, 5.61%, (6 mo. USD LIBOR + 5.20%), Maturing June 23, 2022(13)	$1,086	$1,090,936

Total Tanzania		$1,090,936

Total Sovereign Loans (identified cost $3,198,108)		$3,163,316

Mortgage Pass-Throughs — 12.4%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
2.825%, (COF + 1.25%), with maturity at 2035(15)	$908	$919,705
3.00%, with various maturities to 2050	5,791	6,166,368
4.50%, with various maturities to 2048	424	445,521
6.00%, with maturity at 2029	810	924,160
6.15%, with maturity at 2027	169	186,016
6.50%, with maturity at 2032	710	803,917
7.00%, with maturity at 2036	829	956,522
7.50%, with maturity at 2024	252	263,064
9.00%, with maturity at 2031	20	22,678
9.50%, with maturity at 2022	1	772

		$10,688,723

Federal National Mortgage Association:
2.91%, (6 mo. USD LIBOR + 1.54%), with maturity at 2037(15)	$271	$281,151
3.00%, with maturity at 2050	3,989	4,242,089
5.00%, with various maturities to 2040	1,318	1,505,665
5.50%, with various maturities to 2033	943	1,075,598
6.00%, with maturity at 2023	317	336,093
6.328%, (COF + 2.00%, Floor 6.328%), with maturity at 2032(15)	262	286,346
6.50%, with various maturities to 2036	1,769	2,012,697
7.00%, with various maturities to 2037	810	918,299
10.00%, with various maturities to 2031	11	12,605

		$10,670,543

Government National Mortgage Association:
3.00%, with maturity at 2050(16)	$5,000	$5,299,512
4.50%, with maturity at 2047	1,079	1,195,788
7.50%, with maturity at 2025	310	328,867
8.00%, with maturity at 2034	722	812,188
9.50%, with maturity at 2025	6	6,250

		$7,642,605

Total Mortgage Pass-Throughs (identified cost $28,066,884)		$29,001,871

Collateralized Mortgage Obligations — 19.6%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 2113, Class QG, 6.00%, 1/15/29	$350	$400,082
Series 2167, Class BZ, 7.00%, 6/15/29	334	384,451
Series 2182, Class ZB, 8.00%, 9/15/29	545	639,758
Series 4273, Class PU, 4.00%, 11/15/43	420	488,661
Series 4337, Class YT, 3.50%, 4/15/49	1,142	1,144,964
Series 4416, Class SU, 8.258%, (8.60% - 1 mo. USD LIBOR x 2.00), 12/15/44(17)	107	107,929
Series 4452, Class ZJ, 3.00%, 11/15/44	1,153	1,161,728
Series 4584, Class PM, 3.00%, 5/15/46	554	569,104
Series 4608, Class TV, 3.50%, 1/15/55	1,298	1,326,514
Series 4626, Class UZ, 3.50%, 1/15/55	1,345	1,347,327
Series 4630, Class CZ, 3.00%, 12/15/43	417	417,597
Series 4677, Class SB, 15.316%, (16.00% - 1 mo. USD LIBOR x 4.00), 4/15/47(17)	113	114,505
Series 4774, Class QD, 4.50%, 1/15/43	1,137	1,163,507
Series 4776, Class C, 4.50%, 3/15/43	885	893,809
Series 4858, Class LA, 4.50%, 8/15/43	276	276,799
Series 4980, Class ZP, 2.50%, 7/25/49	1,727	1,732,199
Interest Only:(18)
Series 362, Class C7, 3.50%, 9/15/47	3,757	278,667
Series 2631, Class DS, 6.925%, (7.10% - 1 mo. USD LIBOR), 6/15/33(17)	683	103,121
Series 2770, Class SH, 6.925%, (7.10% - 1 mo. USD LIBOR), 3/15/34(17)	1,018	256,025
Series 2981, Class CS, 6.545%, (6.72% - 1 mo. USD LIBOR), 5/15/35(17)	570	116,778
Series 3114, Class TS, 6.475%, (6.65% - 1 mo. USD LIBOR), 9/15/30(17)	1,272	207,638
Series 3339, Class JI, 6.415%, (6.59% - 1 mo. USD LIBOR), 7/15/37(17)	1,759	408,456
Series 4109, Class ES, 5.975%, (6.15% - 1 mo. USD LIBOR), 12/15/41(17)	33	8,820
Series 4121, Class IM, 4.00%, 10/15/39	1,490	26,786
Series 4163, Class GS, 6.025%, (6.20% - 1 mo. USD LIBOR), 11/15/32(17)	2,770	481,138
Series 4169, Class AS, 6.075%, (6.25% - 1 mo. USD LIBOR), 2/15/33(17)	1,459	284,794
Series 4180, Class GI, 3.50%, 8/15/26	884	37,014
Series 4203, Class QS, 6.075%, (6.25% - 1 mo. USD LIBOR), 5/15/43(17)	1,360	267,238
Series 4212, Class SA, 6.025%, (6.20% - 1 mo. USD LIBOR), 7/15/38(17)	965	11,226
Series 4332, Class KI, 4.00%, 9/15/43	575	24,808
Series 4370, Class IO, 3.50%, 9/15/41	787	27,620
Series 4497, Class CS, 6.025%, (6.20% - 1 mo. USD LIBOR), 9/15/44(17)	2,072	169,094
Series 4507, Class EI, 4.00%, 8/15/44	2,479	206,166
Series 4535, Class JS, 5.925%, (6.10% - 1 mo. USD LIBOR), 11/15/43(17)	2,064	109,007
Series 4548, Class JS, 5.925%, (6.10% - 1 mo. USD LIBOR), 9/15/43(17)	2,145	129,086
Series 4629, Class QI, 3.50%, 11/15/46	2,402	127,026
Series 4644, Class TI, 3.50%, 1/15/45	1,825	78,624
Series 4653, Class PI, 3.50%, 7/15/44	1,243	17,989
Series 4667, Class PI, 3.50%, 5/15/42	2,590	60,045
Series 4676, Class DI, 4.00%, 7/15/44	2,612	66,887
Series 4744, Class IO, 4.00%, 11/15/47	1,871	161,253
Series 4749, Class IL, 4.00%, 12/15/47	1,425	125,437

Security	Principal Amount (000’s omitted)	Value
Series 4767, Class IM, 4.00%, 5/15/45	$1,475	$36,669
Series 4768, Class IO, 4.00%, 3/15/48	1,721	157,748
Series 4772, Class PI, 4.00%, 1/15/48	1,246	111,044
Series 4966, Class SY, 5.875%, (6.05% - 1 mo. USD LIBOR), 4/25/50(17)	4,930	727,999
Principal Only:(19)
Series 3309, Class DO, 0.00%, 4/15/37	942	897,538
Series 4478, Class PO, 0.00%, 5/15/45	498	474,836

		$18,365,511

Federal National Mortgage Association:
Series G-33, Class PT, 7.00%, 10/25/21	$3	$2,753
Series 1991-122, Class N, 7.50%, 9/25/21	5	5,484
Series 1994-42, Class K, 6.50%, 4/25/24	97	105,278
Series 1997-38, Class N, 8.00%, 5/20/27	189	218,253
Series 2007-74, Class AC, 5.00%, 8/25/37	966	1,094,244
Series 2011-49, Class NT, 6.00%, (66.00% - 1 mo. USD LIBOR x 10.00, Cap 6.00%), 6/25/41(17)	275	310,892
Series 2012-134, Class ZT, 2.00%, 12/25/42	1,031	1,002,784
Series 2013-6, Class TA, 1.50%, 1/25/43	924	927,686
Series 2013-52, Class MD, 1.25%, 6/25/43	961	954,764
Series 2013-99, Class CF, 1.172%, (1 mo. USD LIBOR + 1.00%), 7/25/43(13)	340	345,891
Series 2015-74, Class SL, 2.248%, (2.349% - 1 mo. USD LIBOR x 0.587), 10/25/45(17)	867	779,408
Series 2017-15, Class LE, 3.00%, 6/25/46	711	729,306
Series 2017-66, Class ZJ, 3.00%, 9/25/57	520	519,429
Series 2017-110, Class Z, 3.00%, 2/25/57	11	11,043
Series 2018-18, Class QD, 4.50%, 5/25/45	992	1,027,078
Series 2020-46, Class KZ, 2.50%, 7/25/50	999	1,004,383
Series 2020-46, Class QZ, 2.50%, 3/15/48	839	840,376
Interest Only:(18)
Series 2004-46, Class SI, 5.828%, (6.00% - 1 mo. USD LIBOR), 5/25/34(17)	800	139,539
Series 2005-17, Class SA, 6.528%, (6.70% - 1 mo. USD LIBOR), 3/25/35(17)	877	211,810
Series 2006-42, Class PI, 6.418%, (6.59% - 1 mo. USD LIBOR), 6/25/36(17)	1,299	304,784
Series 2006-44, Class IS, 6.428%, (6.60% - 1 mo. USD LIBOR), 6/25/36(17)	1,067	254,317
Series 2007-50, Class LS, 6.278%, (6.45% - 1 mo. USD LIBOR), 6/25/37(17)	962	213,416
Series 2008-26, Class SA, 6.028%, (6.20% - 1 mo. USD LIBOR), 4/25/38(17)	1,265	285,446
Series 2008-61, Class S, 5.928%, (6.10% - 1 mo. USD LIBOR), 7/25/38(17)	1,865	368,890
Series 2010-109, Class PS, 6.428%, (6.60% - 1 mo. USD LIBOR), 10/25/40(17)	1,977	422,811
Series 2010-124, Class SJ, 5.878%, (6.05% - 1 mo. USD LIBOR), 11/25/38(17)	466	12,017
Series 2010-147, Class KS, 5.778%, (5.95% - 1 mo. USD LIBOR), 1/25/41(17)	2,529	438,308
Series 2010-150, Class GS, 6.578%, (6.75% - 1 mo. USD LIBOR), 1/25/21(17)	76	1,108
Series 2012-52, Class AI, 3.50%, 8/25/26	889	44,084
Series 2012-56, Class SU, 6.578%, (6.75% - 1 mo. USD LIBOR), 8/25/26(17)	26	227
Series 2012-63, Class EI, 3.50%, 8/25/40	1,363	17,538
Series 2012-103, Class GS, 5.928%, (6.10% - 1 mo. USD LIBOR), 2/25/40(17)	847	13,694
Series 2012-112, Class SB, 5.978%, (6.15% - 1 mo. USD LIBOR), 9/25/40(17)	2,596	111,443
Series 2012-118, Class IN, 3.50%, 11/25/42	2,932	314,347
Series 2012-150, Class PS, 5.978%, (6.15% - 1 mo. USD LIBOR), 1/25/43(17)	3,106	629,266
Series 2012-150, Class SK, 5.978%, (6.15% - 1 mo. USD LIBOR), 1/25/43(17)	1,730	314,180
Series 2013-23, Class CS, 6.078%, (6.25% - 1 mo. USD LIBOR), 3/25/33(17)	1,459	294,908
Series 2013-54, Class HS, 6.128%, (6.30% - 1 mo. USD LIBOR), 10/25/41(17)	741	53,993
Series 2014-32, Class EI, 4.00%, 6/25/44	606	69,553
Series 2014-55, Class IN, 3.50%, 7/25/44	1,571	150,066
Series 2014-80, Class BI, 3.00%, 12/25/44	2,909	241,603

Security	Principal Amount (000’s omitted)	Value
Series 2014-89, Class IO, 3.50%, 1/25/45	$1,192	$82,575
Series 2015-14, Class KI, 3.00%, 3/25/45	3,094	256,244
Series 2015-17, Class SA, 6.028%, (6.20% - 1 mo. USD LIBOR), 11/25/43(17)	1,854	118,886
Series 2015-52, Class MI, 3.50%, 7/25/45	1,478	137,818
Series 2015-57, Class IO, 3.00%, 8/25/45	7,756	631,136
Series 2015-93, Class BS, 5.978%, (6.15% - 1 mo. USD LIBOR), 8/25/45(17)	2,254	275,068
Series 2017-46, Class NI, 3.00%, 8/25/42	2,071	39,067
Series 2018-21, Class IO, 3.00%, 4/25/48	3,297	216,390
Series 2020-23, Class SP, 5.878%, (6.05% - 1 mo. USD LIBOR), 2/25/50(17)	3,928	597,725
Series 2020-45, Class IJ, 2.50%, 7/25/50	3,608	335,863
Principal Only:(19)
Series 2006-8, Class WQ, 0.00%, 3/25/36	735	681,906

		$18,159,078

Government National Mortgage Association:
Series 2011-156, Class GA, 2.00%, 12/16/41	$319	$322,781
Series 2013-131, Class GS, 3.329%, (3.50% - 1 mo. USD LIBOR), 6/20/43(17)	653	660,030
Series 2019-97, Class ZC, 3.50%, 8/20/49	960	960,944
Series 2019-110, Class ZD, 3.50%, 9/20/49	658	659,071
Series 2019-123, Class Z, 5.00%, 10/20/49	950	949,978
Series 2019-151, Class HZ, 3.50%, 12/20/49	1,488	1,490,315
Series 2019-158, Class ZJ, 3.50%, 12/20/49	4,260	4,273,332
Interest Only:(18)
Series 2017-121, Class DS, 4.313%, (4.50% - 1 mo. USD LIBOR), 8/20/47(17)	2,557	276,005

		$9,592,456

Total Collateralized Mortgage Obligations (identified cost $54,145,484)		$46,117,045

Commercial Mortgage-Backed Securities — 7.2%

Security	Principal Amount (000’s omitted)	Value
BAMLL Commercial Mortgage Securities Trust
Series 2019-BPR, Class ENM, 3.719%, 11/5/32(8)(20)	$795	$517,418
Series 2019-BPR, Class FNM, 3.719%, 11/5/32(8)(20)	1,605	998,585
Citigroup Commercial Mortgage Trust
Series 2015-P1, Class D, 3.225%, 9/15/48(8)	2,000	1,510,462
COMM Mortgage Trust
Series 2013-CR11, Class D, 5.12%, 8/10/50(8)(20)	2,858	2,220,449
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust
Series 2020-01, Class M10, 3.922%, (1 mo. USD LIBOR + 3.75%), 3/25/50(8)(13)	1,000	927,025
JPMBB Commercial Mortgage Securities Trust
Series 2014-C22, Class D, 4.554%, 9/15/47(8)(20)	1,850	1,138,707
Series 2014-C25, Class D, 3.945%, 11/15/47(8)(20)	360	245,049
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2011-C5, Class D, 5.425%, 8/15/46(8)(20)	1,850	1,522,823
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C23, Class D, 4.15%, 7/15/50(8)(20)	1,500	1,277,618

Security	Principal Amount (000’s omitted)	Value
Series 2016-C29, Class D, 3.00%, 5/15/49(8)	$1,000	$727,190
Series 2016-C32, Class D, 3.396%, 12/15/49(8)(20)	250	160,300
Morgan Stanley Capital I Trust
Series 2016-UBS12, Class D, 3.312%, 12/15/49(8)	1,000	693,798
RETL Trust
Series 2019-RVP, Class B, 1.725%, (1 mo. USD LIBOR + 1.55%), 3/15/36(8)(13)	545	506,736
UBS Commercial Mortgage Trust
Series 2012-C1, Class D, 5.569%, 5/10/45(8)(20)	2,000	1,460,978
UBS-Barclays Commercial Mortgage Trust
Series 2013-C6, Class D, 4.307%, 4/10/46(8)(20)	1,000	637,731
Wells Fargo Commercial Mortgage Trust
Series 2013-LC12, Class D, 4.276%, 7/15/46(8)(20)	2,000	645,101
Series 2015-C31, Class D, 3.852%, 11/15/48	922	688,875
Series 2016-C35, Class D, 3.142%, 7/15/48(8)	1,000	693,509
Series 2016-C36, Class D, 2.942%, 11/15/59(8)	500	300,008

Total Commercial Mortgage-Backed Securities (identified cost $20,918,019)		$16,872,362

Asset-Backed Securities — 16.3%

Security	Principal Amount (000’s omitted)	Value
AMMC CLO 15, Ltd.
Series 2014-15A, Class ERR, 7.185%, (3 mo. USD LIBOR + 6.91%), 1/15/32(8)(13)	$2,000	$1,709,801
AMMC CLO XII, Ltd.
Series 2013-12A, Class ER, 6.628%, (3 mo. USD LIBOR + 6.18%), 11/10/30(8)(13)	1,000	734,526
Ares LII CLO, Ltd.
Series 2019-52A, Class E, 6.808%, (3 mo. USD LIBOR + 6.55%), 4/22/31(8)(13)	1,000	916,544
Ares XL CLO, Ltd.
Series 2016-40A, Class DR, 6.625%, (3 mo. USD LIBOR + 6.35%), 1/15/29(8)(13)	1,000	875,752
Ares XXXIIR CLO, Ltd.
Series 2014-32RA, Class D, 6.242%, (3 mo. USD LIBOR + 5.85%), 5/15/30(8)(13)	1,000	864,232
Barings CLO, Ltd.
Series 2017-1A, Class E, 6.272%, (3 mo. USD LIBOR + 6.00%), 7/18/29(8)(13)	2,000	1,736,165
BlueMountain CLO XXIV, Ltd.
Series 2019-24A, Class E, 7.032%, (3 mo. USD LIBOR + 6.76%), 4/20/31(8)(13)	1,250	1,139,474
Carlyle Global Market Strategies CLO, Ltd.
Series 2012-3A, Class DR2, 6.768%, (3 mo. USD LIBOR + 6.50%), 1/14/32(8)(13)	2,000	1,425,197
Series 2014-4RA, Class D, 5.925%, (3 mo. USD LIBOR + 5.65%), 7/15/30(8)(13)	1,000	743,302
Series 2015-5A, Class DR, 6.972%, (3 mo. USD LIBOR + 6.70%), 1/20/32(8)(13)	1,000	771,270
Cole Park CLO, Ltd.
Series 2015-1A, Class ER, 6.872%, (3 mo. USD LIBOR + 6.60%), 10/20/28(8)(13)	3,000	2,566,743
Dryden Senior Loan Fund
Series 2015-40A, Class ER, 6.142%, (3 mo. USD LIBOR + 5.75%), 8/15/31(8)(13)	1,150	998,050
Galaxy XV CLO, Ltd.
Series 2013-15A, Class ER, 6.92%, (3 mo. USD LIBOR + 6.65%), 10/15/30(8)(13)	1,440	1,232,297
Galaxy XXI CLO, Ltd.
Series 2015-21A, Class ER, 5.522%, (3 mo. USD LIBOR + 5.25%), 4/20/31(8)(13)	1,000	792,778
Galaxy XXV CLO, Ltd.
Series 2018-25A, Class E, 6.195%, (3 mo. USD LIBOR + 5.95%), 10/25/31(8)(13)	1,250	1,070,410

Security	Principal Amount (000’s omitted)	Value
Golub Capital Partners CLO 22B, Ltd.
Series 2015-22A, Class ER, 6.272%, (3 mo. USD LIBOR + 6.00%), 1/20/31(8)(13)	$2,000	$1,443,956
Golub Capital Partners CLO 23M, Ltd.
Series 2015-23A, Class ER, 6.022%, (3 mo. USD LIBOR + 5.75%), 1/20/31(8)(13)	2,000	1,470,348
Madison Park Funding XXV, Ltd.
Series 2017-25A, Class D, 6.345%, (3 mo. USD LIBOR + 6.10%), 4/25/29(8)(13)	3,000	2,559,349
Magnetite XXII, Ltd.
Series 2019-22A, Class E, 7.025%, (3 mo. USD LIBOR + 6.75%), 4/15/31(8)(13)	1,000	945,246
Neuberger Berman CLO XVIII, Ltd.
Series 2014-18A, Class DR2, 6.191%, (3 mo. USD LIBOR + 5.92%), 10/21/30(8)(13)	3,000	2,652,750
OHA Credit Partners VII, Ltd.
Series 2012-7A, Class ER, 7.877%, (3 mo. USD LIBOR + 7.50%), 11/20/27(8)(13)	4,000	3,738,326
Palmer Square CLO, Ltd.
Series 2013-2A, Class DRR, 6.123%, (3 mo. USD LIBOR + 5.85%), 10/17/31(8)(13)	2,000	1,761,241
Series 2015-1A, Class DR2, 6.624%, (3 mo. USD LIBOR + 6.25%), 5/21/29(8)(13)	2,000	1,815,435
Regatta IX Funding, Ltd.
Series 2017-1A, Class E, 6.273%, (3 mo. USD LIBOR + 6.00%), 4/17/30(8)(13)	2,000	1,724,172
THL Credit Wind River CLO, Ltd.
Series 2017-1A, Class E, 6.692%, (3 mo. USD LIBOR + 6.42%), 4/18/29(8)(13)	1,050	908,666
Voya CLO, Ltd.
Series 2015-3A, Class DR, 6.472%, (3 mo. USD LIBOR + 6.20%), 10/20/31(8)(13)	2,000	1,636,492

Total Asset-Backed Securities (identified cost $44,385,697)		$38,232,522

Common Stocks — 0.4%

Security	Shares	Value
Automotive — 0.0%(6)
Dayco Products, LLC(21)(22)	8,898	$66,735

		$66,735

Electronics/Electrical — 0.0%(6)
Answers Corp.(5)(21)(22)	5,814	$10,756

		$10,756

Oil and Gas — 0.1%
AFG Holdings, Inc.(5)(21)(22)	3,122	$61,316
McDermott International, Inc.(21)(22)	12,407	44,045
RDV Resources, Inc., Class A(5)(21)(22)	4,228	0
Samson Resources II, LLC, Class A(5)(21)	4,171	27,111
Sunrise Oil & Gas, Inc., Class A(21)(22)	9,281	64,967

		$197,439

Publishing — 0.3%
ION Media Networks, Inc.(5)(21)	1,357	$578,245
Tweddle Group, Inc.(5)(21)(22)	333	1,022

		$579,267

Security	Shares	Value
Radio and Television — 0.0%(6)
Clear Channel Outdoor Holdings, Inc.(21)(22)	11,266	$10,325
Cumulus Media, Inc., Class A(21)(22)	6,722	26,418
iHeartMedia, Inc., Class A(21)(22)	4,791	40,053

		$76,796

Retailers (Except Food and Drug) — 0.0%(6)
David’s Bridal, LLC(5)(21)(22)	4,108	$38,204

		$38,204

Total Common Stocks (identified cost $774,669)		$969,197

Preferred Stocks — 0.0%(6)

Security	Shares	Value
Financial Services — 0.0%(6)
DBI Investors, Inc., Series A-1(5)(21)(22)	194	$15,584

		$15,584

Retailers (Except Food and Drug) — 0.0%(6)
David’s Bridal, LLC, Series A, 8.00% (PIK)(5)(21)(22)	114	$9,120
David’s Bridal, LLC, Series B, 10.00% (PIK)(5)(21)(22)	466	37,727

		$46,847

Total Preferred Stocks (identified cost $37,727)		$62,431

Warrants — 0.0%

Security	Shares	Value
Retailers (Except Food and Drug) — 0.0%
David’s Bridal, LLC, Exp. 11/26/22(5)(21)(22)	793	$0

Total Warrants (identified cost $0)		$0

Miscellaneous — 0.0%(6)

Security	Shares	Value
Oil and Gas — 0.0%(6)
Paragon Offshore Finance Company, Class A(21)(22)	270	$81
Paragon Offshore Finance Company, Class B(21)(22)	135	1,654

Total Miscellaneous (identified cost $2,936)		$1,735

Short-Term Investments — 6.3%

U.S. Treasury Obligations — 0.4%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 8/13/20(23)	$1,000	$999,980

Total U.S. Treasury Obligations (identified cost $999,958)		$999,980

Other — 5.9%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.22%(24)	13,793,739	$13,792,360

Total Other (identified cost $13,792,864)		$13,792,360

Total Short-Term Investments (identified cost $14,792,822)		$14,792,340

Total Investments — 120.0% (identified cost $302,524,040)		$281,678,308

Less Unfunded Loan Commitments — (0.0)%(6)		$(37,033)

Net Investments — 120.0% (identified cost $302,487,007)		$281,641,275

Other Assets, Less Liabilities — (20.0)%		$(46,902,981)

Net Assets — 100.0%		$234,738,294

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(2)

The stated interest rate represents the weighted average interest rate at July 31, 2020 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(3)	This Senior Loan will settle after July 31, 2020, at which time the interest rate will be determined.

(4)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(5)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(6)	Amount is less than 0.05% or (0.05)%, as applicable.

(7)

Unfunded or partially unfunded loan commitments. The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At July 31, 2020, the total value of unfunded loan commitments is $37,712.

(8)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2020, the aggregate value of these securities is $77,449,891 or 33.0% of the Fund’s net assets.

(9)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2020, the aggregate value of these securities is $27,328,611 or 11.6% of the Fund’s net assets.

(10)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(11)	Step coupon security. Interest rate represents the rate in effect at July 31, 2020.

(12)

Amounts payable in respect of the security are contingent upon and determined by reference to Ukraine’s GDP and Real GDP Growth Rate. Principal amount represents the notional amount used to calculate payments due to the security holder and does not represent an entitlement for payment.

(13)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2020.

(14)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(15)

Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at July 31, 2020.

(16)	When-issued security.

(17)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at July 31, 2020.

(18)

Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(19)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.

(20)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at July 31, 2020.

(21)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(22)	Non-income producing security.

(23)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(24)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2020.

Centrally Cleared Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Settlement Date	Value/ Unrealized Appreciation (Depreciation)
EUR	844,343	USD	978,002	8/3/20	$16,592
USD	950,210	EUR	844,343	8/3/20	(44,383)
USD	2,110,779	EUR	1,941,187	8/7/20	(175,985)

					$(203,776)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	733,518	USD	824,996	Goldman Sachs International	8/4/20	$39,052	$—
EUR	844,342	USD	977,219	Goldman Sachs International	8/4/20	17,375	—
EUR	534,409	USD	618,510	Goldman Sachs International	8/4/20	10,997	—
EUR	1,347,860	USD	1,593,844	Standard Chartered Bank	8/4/20	—	(6,132)
USD	839,215	EUR	733,518	Citibank, N.A.	8/4/20	—	(24,834)
USD	601,055	EUR	534,409	Goldman Sachs International	8/4/20	—	(28,452)
USD	1,514,903	EUR	1,347,860	Standard Chartered Bank	8/4/20	—	(72,810)
USD	978,019	EUR	844,342	State Street Bank and Trust Company	8/4/20	—	(16,575)
USD	37,925	GBP	30,977	State Street Bank and Trust Company	8/28/20	—	(2,629)
USD	618,866	EUR	534,409	Goldman Sachs International	8/31/20	—	(10,999)
USD	977,782	EUR	844,343	Goldman Sachs International	8/31/20	—	(17,378)
USD	1,594,796	EUR	1,347,860	Standard Chartered Bank	9/2/20	6,113	—

						$73,537	$(179,809)

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 10-Year Treasury Note	91	Long	9/21/20	$12,747,109	$134,311
U.S. Long Treasury Bond	23	Long	9/21/20	4,192,469	119,617
U.S. Ultra 10-Year Treasury Note	65	Long	9/21/20	10,351,250	156,258
U.S. Ultra-Long Treasury Bond	7	Long	9/21/20	1,593,812	84,421
5-Year Deliverable Interest Rate Swap	(6)	Short	9/14/20	(606,984)	(6,469)
10-Year Deliverable Interest Rate Swap	(7)	Short	9/14/20	(714,875)	(20,672)
Euro-Bobl	(6)	Short	9/8/20	(955,836)	(7,704)
Euro-Bund	(1)	Short	9/8/20	(209,110)	(4,076)
U.S. Long Treasury Bond	(1)	Short	9/21/20	(182,281)	(5,156)

					$450,530

Centrally Cleared Interest Rate Swaps

Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
EUR	550	Receives	6-month EURIBOR (pays semi-annually)	(0.53)% (pays annually)	8/22/24	$5,177	$—	$5,177
EUR	108	Receives	6-month EURIBOR (pays semi-annually)	0.37% (pays annually)	2/12/50	(16,914)	—	(16,914)
EUR	91	Receives	6-month EURIBOR (pays semi-annually)	0.38% (pays annually)	2/13/50	(14,471)	2	(14,469)
EUR	106	Receives	6-month EURIBOR (pays semi-annually)	0.39% (pays annually)	2/13/50	(17,012)	—	(17,012)
EUR	27	Receives	6-month EURIBOR (pays semi-annually)	0.38% (pays annually)	2/13/50	(4,299)	—	(4,299)
EUR	141	Receives	6-month EURIBOR (pays semi-annually)	0.35% (pays annually)	2/18/50	(21,158)	—	(21,158)
EUR	217	Receives	6-month EURIBOR (pays semi-annually)	0.34% (pays annually)	2/20/50	(31,466)	—	(31,466)
EUR	310	Receives	6-month EURIBOR (pays semi-annually)	0.32% (pays annually)	2/21/50	(42,611)	—	(42,611)
EUR	239	Receives	6-month EURIBOR (pays semi-annually)	0.12% (pays annually)	6/8/50	(15,456)	—	(15,456)
USD	335	Receives	3-month USD-LIBOR (pays quarterly)	1.93% (pays semi-annually)	11/3/20	(2,519)	—	(2,519)
USD	1,220	Receives	3-month USD-LIBOR (pays quarterly)	0.55% (pays semi-annually)	3/12/23	(13,763)	—	(13,763)
USD	188	Receives	3-month USD-LIBOR (pays quarterly)	1.46% (pays semi-annually)	1/30/25	(10,407)	—	(10,407)
USD	400	Receives	3-month USD-LIBOR (pays quarterly)	1.41% (pays semi-annually)	2/3/25	(23,474)	—	(23,474)
USD	500	Receives	3-month USD-LIBOR (pays quarterly)	0.43% (pays semi-annually)	4/30/25	(4,941)	—	(4,941)
USD	264	Receives	3-month USD-LIBOR (pays quarterly)	0.33% (pays semi-annually)	5/12/25	(1,075)	—	(1,075)
USD	140	Receives	3-month USD-LIBOR (pays quarterly)	0.34% (pays semi-annually)	5/15/25	(633)	—	(633)
USD	203	Receives	3-month USD-LIBOR (pays quarterly)	0.39% (pays semi-annually)	6/19/25	(1,405)	—	(1,405)
USD	882	Receives	3-month USD-LIBOR (pays quarterly)	1.74% (pays semi-annually)	12/16/26	(80,024)	—	(80,024)
USD	730	Receives	3-month USD-LIBOR (pays quarterly)	0.57% (pays semi-annually)	4/17/27	(11,691)	—	(11,691)
USD	2,309	Receives	3-month USD-LIBOR (pays quarterly)	2.09% (pays semi-annually)	7/15/29	(329,259)	702	(328,557)
USD	170	Receives	3-month USD-LIBOR (pays quarterly)	1.58% (pays semi-annually)	2/14/30	(18,253)	—	(18,253)

Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
USD	350	Receives	3-month USD-LIBOR (pays quarterly)	1.57% (pays semi-annually)	2/14/30	$(37,270)	$—	$(37,270)
USD	255	Receives	3-month USD-LIBOR (pays quarterly)	0.80% (pays semi-annually)	4/15/30	(7,599)	—	(7,599)
USD	245	Receives	3-month USD-LIBOR (pays quarterly)	0.60% (pays semi-annually)	5/12/30	(2,198)	—	(2,198)
USD	118	Receives	3-month USD-LIBOR (pays quarterly)	0.67% (pays semi-annually)	5/26/30	(1,773)	—	(1,773)
USD	790	Receives	3-month USD-LIBOR (pays quarterly)	0.66% (pays semi-annually)	6/2/30	(11,217)	—	(11,217)
USD	237	Receives	3-month USD-LIBOR (pays quarterly)	0.80% (pays semi-annually)	6/11/30	(6,512)	—	(6,512)
USD	32	Receives	3-month USD-LIBOR (pays quarterly)	0.77% (pays semi-annually)	6/12/30	(811)	—	(811)
USD	174	Receives	3-month USD-LIBOR (pays quarterly)	0.69% (pays semi-annually)	6/16/30	(3,003)	—	(3,003)
USD	137	Receives	3-month USD-LIBOR (pays quarterly)	0.74% (pays semi-annually)	6/18/30	(2,982)	—	(2,982)
USD	244	Receives	3-month USD-LIBOR (pays quarterly)	0.72% (pays semi-annually)	6/19/30	(4,774)	—	(4,774)
USD	281	Receives	3-month USD-LIBOR (pays quarterly)	0.72% (pays semi-annually)	6/19/30	(5,705)	—	(5,705)
USD	15	Receives	3-month USD-LIBOR (pays quarterly)	0.67% (pays semi-annually)	6/26/30	(219)	—	(219)
USD	525	Receives	3-month USD-LIBOR (pays quarterly)	2.88% (pays semi-annually)	1/31/49	(286,043)	(262)	(286,305)
USD	68	Receives	3-month USD-LIBOR (pays quarterly)	1.70% (pays semi-annually)	8/27/49	(17,127)	—	(17,127)
USD	30	Receives	3-month USD-LIBOR (pays quarterly)	1.65% (pays semi-annually)	8/28/49	(7,111)	—	(7,111)
USD	650	Receives	3-month USD-LIBOR (pays quarterly)	1.87% (pays semi-annually)	10/25/49	(192,383)	—	(192,383)
USD	294	Receives	3-month USD-LIBOR (pays quarterly)	1.82% (pays semi-annually)	12/6/49	(83,612)	—	(83,612)
USD	41	Receives	3-month USD-LIBOR (pays quarterly)	1.81% (pays semi-annually)	12/6/49	(11,643)	—	(11,643)
USD	15	Receives	3-month USD-LIBOR (pays quarterly)	1.90% (pays semi-annually)	1/8/50	(4,548)	—	(4,548)
USD	100	Receives	3-month USD-LIBOR (pays quarterly)	0.79% (pays semi-annually)	4/23/50	(835)	—	(835)
USD	710	Receives	3-month USD-LIBOR (pays quarterly)	0.96% (pays semi-annually)	6/2/50	(37,154)	—	(37,154)

Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
USD	174	Receives	3-month USD-LIBOR (pays quarterly)	1.10% (pays semi-annually)	6/11/50	$(15,763)	$—	$(15,763)
USD	156	Receives	3-month USD-LIBOR (pays quarterly)	0.93% (pays semi-annually)	6/15/50	(6,885)	—	(6,885)
USD	70	Receives	3-month USD-LIBOR (pays quarterly)	0.93% (pays semi-annually)	6/15/50	(3,004)	—	(3,004)
USD	82	Receives	3-month USD-LIBOR (pays quarterly)	0.97% (pays semi-annually)	6/16/50	(4,494)	—	(4,494)
USD	120	Receives	3-month USD-LIBOR (pays quarterly)	0.97% (pays semi-annually)	6/17/50	(6,663)	—	(6,663)

Total						$(1,416,982)	$442	$(1,416,540)

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Entity	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Brazil	$420	1.00% (pays quarterly)(1)	6/20/25	2.15%	$(22,193)	$37,940	$15,747
Brazil	1,050	1.00% (pays quarterly)(1)	6/20/30	2.83	(162,624)	221,304	58,680
Colombia	5,000	1.00% (pays quarterly)(1)	6/20/25	1.28	(61,287)	439,477	378,190
Indonesia	4,760	1.00% (pays quarterly)(1)	6/20/25	1.16	(30,189)	312,457	282,268
Mexico	2,500	1.00% (pays quarterly)(1)	6/20/25	1.42	(47,950)	178,139	130,189
Mexico	1,150	1.00% (pays quarterly)(1)	6/20/30	2.05	(106,233)	132,008	25,775
Peru	5,000	1.00% (pays quarterly)(1)	6/20/25	0.79	56,618	92,857	149,475
Philippines	1,400	1.00% (pays quarterly)(1)	6/20/25	0.57	31,159	(18,724)	12,435
Poland	2,500	1.00% (pays quarterly)(1)	6/20/23	0.36	49,764	(27,542)	22,222
South Africa	870	1.00% (pays quarterly)(1)	6/20/21	1.63	(3,910)	9,240	5,330
Turkey	1,110	1.00% (pays quarterly)(1)	6/20/21	4.49	(32,732)	45,448	12,716
Turkey	1,160	1.00% (pays quarterly)(1)	6/20/25	5.59	(220,665)	202,948	(17,717)

Total	$26,920				$(550,242)	$1,625,552	$1,075,310

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Croatia	Nomura International PLC	$5,000	1.00% (pays quarterly)(1)	12/20/21	0.38%	$49,308	$63,761	$113,069
Cyprus	Goldman Sachs International	5,000	1.00% (pays quarterly)(1)	12/20/21	0.70	26,758	75,156	101,914
Dubai	Bank of America, N.A.	2,000	1.00% (pays quarterly)(1)	12/20/22	1.36	(14,837)	15,233	396
Dubai	Bank of America, N.A.	3,000	1.00% (pays quarterly)(1)	6/20/23	1.42	(32,731)	7,865	(24,866)
Hungary	Barclays Bank PLC	2,200	1.00% (pays quarterly)(1)	12/20/21	0.34	22,985	2,861	25,846
Kazakhstan	Barclays Bank PLC	2,500	1.00% (pays quarterly)(1)	12/20/22	0.67	22,502	18,183	40,685
Romania	Barclays Bank PLC	2,200	1.00% (pays quarterly)(1)	12/20/21	0.98	3,275	(1,438)	1,837

Total		$21,900				$77,260	$181,621	$258,881

*

If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At July 31, 2020, such maximum potential amount for all open credit default swaps in which the Fund is the seller was $48,820,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) on the notional amount of the credit default swap contract.

***

Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Abbreviations:

COF	-	Cost of Funds 11th District

DIP	-	Debtor In Possession

EURIBOR	-	Euro Interbank Offered Rate

GDP	-	Gross Domestic Product

LIBOR	-	London Interbank Offered Rate

PIK	-	Payment In Kind

Currency Abbreviations:

EUR	-	Euro

GBP	-	British Pound Sterling

USD	-	United States Dollar

At July 31, 2020, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objectives, the Fund is subject to the following risks:

Credit Risk: The Fund enters into credit default swap contracts to enhance total return and/or as a substitute for the purchase of securities.

Foreign Exchange Risk: The Fund holds foreign currency denominated investments. The value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts.

Interest Rate Risk: The Fund utilizes various interest rate derivatives including futures contracts and interest rate swaps to manage the duration of its portfolio and to hedge against fluctuations in securities prices due to interest rates.

At July 31, 2020, the value of the Fund’s investment in affiliated funds was $13,792,360, which represents 5.9% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended July 31, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$24,972,867	$163,559,852	$(174,739,052)	$709	$(2,016)	$13,792,360	$118,741	13,793,739

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2020, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$72,105,883	$166,128	$72,272,011
Corporate Bonds & Notes	—	30,634,061	—	30,634,061
Foreign Government Securities	—	29,522,384	—	29,522,384
Sovereign Loans	—	3,163,316	—	3,163,316
Mortgage Pass-Throughs	—	29,001,871	—	29,001,871
Collateralized Mortgage Obligations	—	46,117,045	—	46,117,045
Commercial Mortgage-Backed Securities	—	16,872,362	—	16,872,362
Asset-Backed Securities	—	38,232,522	—	38,232,522
Common Stocks	120,841	131,702	716,654	969,197
Preferred Stocks	—	—	62,431	62,431
Warrants	—	—	0	0
Miscellaneous	—	1,735	—	1,735
Short-Term Investments —
U.S. Treasury Obligations	—	999,980	—	999,980
Other	—	13,792,360	—	13,792,360
Total Investments	$120,841	$280,575,221	$945,213	$281,641,275
Forward Foreign Currency Exchange Contracts	$—	$90,129	$—	$90,129
Futures Contracts	494,607	—	—	494,607
Swap Contracts	—	267,546	—	267,546
Total	$615,448	$280,932,896	$945,213	$282,493,557

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(400,177)	$—	$(400,177)
Futures Contracts	(44,077)	—	—	(44,077)
Swap Contracts	—	(2,157,510)	—	(2,157,510)
Total	$(44,077)	$(2,557,687)	$—	$(2,601,764)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2020 is not presented.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.